UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2024

Date of reporting period:	9/30/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Balanced Fund
Class A:
PIBAX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$113	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a small, positive impact on the Fund's performance.
MF185EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	21.28%	7.35%	6.85%
Class A without sales charges	25.36%	8.06%	7.21%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF
9/
30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF
TH
E FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	A
NASDAQ	PIBAX
CUSIP	74437E883
MF185EA

PGIM Balanced Fund
Class C:
PABCX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$203	1.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a s
mal
l, positive impact on the Fund's performance.
MF185EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	23.39%	7.20%	6.41%
Class C without sales charges	24.39%	7.20%	6.41%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the R
usse
ll 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
N umb er of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%
WHAT
A
RE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	C
NASDAQ	PABCX
CUSIP	74437E867
MF185EC

PGIM Balanced Fund
Class R:
PALRX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$165	1.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such der
ivati
ves had a small, positive impact on the Fund's performance.
MF185ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	24.76%	7.52%	6.79%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index co
nsis
ted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Ru
sse
ll 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fe e s paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Ind
ustries
that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R
NASDAQ	PALRX
CUSIP	74437E636
MF185ER

PGIM Balanced Fund
Class Z:
PABFX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$88	0.78%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a small, positive impact on the Fund's performance.
MF185EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	25.70%	8.31%	7.48%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Custom Blended Index*	24.40%	8.59%	7.78%
* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0) %* *
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	Z
NASDAQ	PABFX
CUSIP	74437E859
MF185EZ

PGIM Balanced Fund
Class R6:
PIBQX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Balanced Fund (the “Fund”) for the period of
October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$73	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, strong market conditions drove equities more than 25% higher, while bonds returned over 10%. Several trends—
including solid economic and earnings growth, enthusiasm related to developments in artificial intelligence, inflation trending toward the US
Federal Reserve’s 2% target, and easing interest rates—fueled the market advance despite elevated geopolitical risks.
■
The Fund’s performance relative to the Custom Blended Index benefited from asset allocation positioning, with a consistent overweight to equities and underweight to bonds adding value as equities sharply outperformed.
■
Exposure to cash detracted from the Fund’s relative performance, as cash returns lagged both equities and bonds. Other detractors included value factors within US large-cap equities, top-down factors within international equities, and yield curve positioning within bonds. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives for various reasons, including to equitize cash positions, for liquidity purposes, to help manage duration positions and yield curve exposure, and to facilitate implementation of the overall investment approach. During the reporting period, the Fund held stock index futures, interest rate futures, forward foreign currency exchange contracts, options and swaps, and credit default swap indexes.
Collectively, the use of such derivatives had a small, positive impact on the Fund's performance.
MF185ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	25.79%	8.43%	7.44% (11/28/2017)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.52%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%
Custom Blended Index*	24.40%	8.59%	7.87%

* Prior to February 3, 2020, the Custom Blended Index consisted of the S&P 500 Index (50%), the Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the
MSCI Europe, Australasia and Far East (EAFE) Net Dividend (ND) Index (5%). Effective as of February 3, 2020, the Custom Blended Index consists of the S&P 500 Index (44%), the
Bloomberg US Aggregate Bond Index (40%), the Russell 2000 Index (4%), and the MSCI All Country World Ex-US Index (12%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 1,030,450,522
Number of fund holdings	1,810
Total advisory fees paid for the year	$ 5,278,567
Portfolio turnover rate for the year	107%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	7.0%
U.S. Government Agency Obligations	6.6%
Semiconductors & Semiconductor Equipment	6.0%
Commercial Mortgage-Backed Securities	5.7%
Software	4.8%
U.S. Treasury Obligations	4.1%
Technology Hardware, Storage & Peripherals	4.0%
Pharmaceuticals	3.6%
Collateralized Loan Obligations	3.3%
Interactive Media & Services	3.2%
Oil, Gas & Consumable Fuels	2.4%
Financial Services	2.2%
Insurance	2.1%
Broadline Retail	1.9%
Automobiles	1.9%
Aerospace & Defense	1.9%
Capital Markets	1.7%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.3% represents investments purchased with collateral from securities on loan)	1.3%
Electric	1.2%
Health Care Equipment & Supplies	1.2%
Specialty Retail	1.1%
Beverages	1.1%
Telecommunications	1.0%
Consumer Staples Distribution & Retail	1.0%
Health Care Providers & Services	0.9%
Diversified Telecommunication Services	0.9%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9%
Chemicals	0.9%
Entertainment	0.9%
Pipelines	0.9%
Oil & Gas	0.9%
Hotels, Restaurants & Leisure	0.8%
Ground Transportation	0.8%
Real Estate Investment Trusts (REITs)	0.8%
Machinery	0.8%
Communications Equipment	0.7%
Household Products	0.7%
Sovereign Bonds	0.7%
Electric Utilities	0.7%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Healthcare-Services	0.6%
Media	0.5%
Electronic Equipment, Instruments & Components	0.5%
IT Services	0.5%
Industrial Conglomerates	0.5%
Others*	11.3%
Options Written	(0.0)%**
99.9%
Other assets in excess of liabilities	0.1%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets
** Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Balanced Fund

SHARE CLASS	R6
NASDAQ	PIBQX
CUSIP	74437E461
MF185ER6

PGIM Jennison Focused Value Fund
Class A:
PJIAX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$132	1.12%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.
MF172EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	28.31%	11.09%	7.98%
Class A without sales charges	35.78%	12.35%	8.59%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0) %*
100.0%
*
Less
than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	A
NASDAQ	PJIAX
CUSIP	74437E503
MF172EA

PGIM Jennison Focused Value Fund
Class C:
PJGCX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$277	2.37%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.
MF172EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	33.14%	11.21%	7.65%
Class C without sales charges	34.14%	11.21%	7.65%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	C
NASDAQ	PJGCX
CUSIP	74437E701
MF172EC

PGIM Jennison Focused Value Fund
Class R:
PJORX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$180	1.53%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.
MF172ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	35.31%	11.93%	8.22%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R
NASDAQ	PJORX
CUSIP	74437E644
MF172ER

PGIM Jennison Focused Value Fund
Class Z:
PJGZX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$89	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.
MF172EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	36.34%	12.74%	8.94%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%
*The Fund has added this broad-based index in response to the new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	Z
NASDAQ	PJGZX
CUSIP	74437E800
MF172EZ

PGIM Jennison Focused Value Fund
Class R6:
PJOQX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$89	0.75%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within the information technology (driven by semiconductors and software), consumer staples (led by consumer staples distribution &
retail), communication services (boosted by interactive media & services), and health care (led by pharmaceuticals and biotechnology) added the most to the Fund’s strong positive performance relative to the Russell 1000 Value Index during the reporting period.
■
Conversely, positions within consumer discretionary (driven by hotels, restaurants & leisure), real estate (led by health care real estate investment trusts (REITs)), and energy (led by oil & gas exploration) detracted the most from relative results in the Fund’s performance during the reporting period.
MF172ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 25, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	36.28%	12.74%	8.80% (11/25/2014)
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.04%
Russell 1000 Value Index	27.76%	10.69%	8.92%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 232,819,237
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,187,348
Portfolio turnover rate for the year	42%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	13.2%
Oil, Gas & Consumable Fuels	6.9%
Pharmaceuticals	6.7%
Insurance	6.6%
Consumer Staples Distribution & Retail	6.1%
Software	5.7%
Capital Markets	5.6%
Semiconductors & Semiconductor Equipment	5.5%
Aerospace & Defense	4.6%
Biotechnology	4.2%
Multi-Utilities	3.8%
Health Care Providers & Services	3.2%
Ground Transportation	3.2%
Electric Utilities	3.2%
Industry Classification	% of Net Assets
Chemicals	3.1%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Building Products	2.6%
Interactive Media & Services	2.5%
Automobiles	2.4%
Passenger Airlines	2.4%
Residential REITs	2.2%
Technology Hardware, Storage & Peripherals	1.9%
Household Durables	1.7%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Value Fund

SHARE CLASS	R6
NASDAQ	PJOQX
CUSIP	74437E552
MF172ER6

PGIM Jennison Growth Fund
Class A:
PJFAX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$117	0.97%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.
MF168EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	34.43%	17.27%	14.80%
Class A without sales charges	42.25%	18.61%	15.46%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	A
NASDAQ	PJFAX
CUSIP	74437E107
MF168EA

PGIM Jennison Growth Fund
Class C:
PJFCX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$203	1.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.
MF168EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	40.28%	17.79%	14.66%
Class C without sales charges	41.28%	17.79%	14.66%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	C
NASDAQ	PJFCX
CUSIP	74437E305
MF168EC

PGIM Jennison Growth Fund
Class R:
PJGRX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$145	1.20%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.
MF168ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call
(800) 225-1852 or (973)
367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	41.93%	18.34%	15.21%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R
NASDAQ	PJGRX
CUSIP	74437E651
MF168ER

PGIM Jennison Growth Fund
Class Z:
PJFZX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$84	0.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.
MF168EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2014 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	42.66%	18.97%	15.81%
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Growth Index	42.19%	19.74%	16.52%

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHARA
CT
ERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	Z
NASDAQ	PJFZX
CUSIP	74437E404
MF168EZ

PGIM Jennison Growth Fund
Class R2:
PJFOX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$133	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.
MF168ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	42.05%	18.48%	15.68% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%
Russell 1000 Growth Index	42.19%	19.74%	17.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%
WHAT ARE SOME CHA
RAC
TERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R2
NASDAQ	PJFOX
CUSIP	74437E420
MF168ER2

PGIM Jennison Growth Fund
Class R4:
PJFPX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$103	0.85%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.
MF168ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	42.42%	18.77%	15.97% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	13.98%
Russell 1000 Growth Index	42.19%	19.74%	17.51%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rate for the year	37%
WHAT ARE S
OM
E CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R4
NASDAQ	PJFPX
CUSIP	74437E412
MF168ER4

PGIM Jennison Growth Fund
Class R6:
PJFQX
ANNUAL SHAREHOLDER REPORT – September 30, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$70	0.58%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move, as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future.
■
Positions within information technology (especially semiconductors & semiconductor equipment), health care (led by health care equipment &
supplies), and communication services (driven by interactive media & services) added the most to the Fund’s strong absolute performance and its positive performance relative to the Russell 1000 Growth Index during the reporting period.
■
Conversely, stock selection within consumer discretionary (led by apparel & luxury goods) and an overweight position to that sector detracted the most from relative results.
MF168ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to September 30, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	42.84%	19.10%	17.26% (9/27/2017)
Broad-Based Securities Market Index: S&P 500 Index	36.35%	15.98%	14.50%
Russell 1000 Growth Index	42.19%	19.74%	18.20%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 8,586,088,599
Number of fund holdings	52
Total advisory fees paid for the year	$ 43,316,739
Portfolio turnover rat e for the year	37%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	17.1%
Software	14.4%
Interactive Media & Services	10.0%
Broadline Retail	9.5%
Pharmaceuticals	6.9%
Technology Hardware, Storage & Peripherals	5.7%
Entertainment	5.1%
Financial Services	4.9%
Consumer Staples Distribution & Retail	3.1%
Automobiles	2.8%
Specialty Retail	2.4%
Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1%
Capital Markets	2.0%
Biotechnology	1.8%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.7%
Media	1.5%
Electrical Equipment	1.4%
Ground Transportation	1.3%
Insurance	1.2%
IT Services	1.2%
Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Others*	0.4%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Growth Fund

SHARE CLASS	R6
NASDAQ	PJFQX
CUSIP	74437E479
MF168ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended September 30, 2024 and September 30, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $107,485 and $100,700, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2024 and September 30, 2023: none.

(c)	Tax Fees

For the fiscal years ended September 30, 2024 and September 30, 2023: none.

(d)	All Other Fees

For the fiscal years ended September 30, 2024 and September 30, 2023: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)  Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)  Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2024 and September 30, 2023 was $0 and $0, respectively.

(h)  Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)  Not applicable.

(j)  Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Balanced Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Table of Contents	Financial Statements and Other Information	September 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Balanced Fund	1
Notes to Financial Statements	92

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

AFFILIATED EXCHANGE-TRADED FUND 0.1%

PGIM AAA CLO ETF (cost $1,053,777)(wa)	20,641	$1,057,645

COMMON STOCKS 60.2%

Aerospace & Defense 1.6%

AAR Corp.*	600	39,216
Bharat Electronics Ltd. (India)	87,464	298,010
Byrna Technologies, Inc.*(a)	1,700	28,849
General Dynamics Corp.	8,700	2,629,140
Hindustan Aeronautics Ltd. (India)	11,327	597,701
Howmet Aerospace, Inc.	5,600	561,400
Kongsberg Gruppen ASA (Norway)	2,920	285,224
L3Harris Technologies, Inc.	11,700	2,783,079
Leonardo DRS, Inc.*	700	19,754
Lockheed Martin Corp.	6,100	3,565,816
Rocket Lab USA, Inc.*	19,600	190,708
Rolls-Royce Holdings PLC (United Kingdom)*	161,685	1,144,324
RTX Corp.	23,900	2,895,724
Safran SA (France)	4,090	962,471

		16,001,416

Air Freight & Logistics 0.4%

FedEx Corp.	9,150	2,504,172
United Parcel Service, Inc. (Class B Stock)	9,200	1,254,328

		3,758,500

Automobile Components 0.1%

Aisin Corp. (Japan)	27,300	303,347
Cie Generale des Etablissements Michelin SCA (France)	2,976	120,865
Dana, Inc.	5,200	54,912
Goodyear Tire & Rubber Co. (The)*	19,900	176,115
Hyundai Mobis Co. Ltd. (South Korea)	3,566	590,587
Visteon Corp.*	1,950	185,718

		1,431,544

Automobiles 1.3%

Bajaj Auto Ltd. (India)	276	40,633
BYD Co. Ltd. (China) (Class H Stock)	3,500	124,873
Ford Motor Co.	232,700	2,457,312
General Motors Co.	63,300	2,838,372
Kia Corp. (South Korea)	9,440	718,816

See Notes to Financial Statements.

PGIM Balanced Fund 1

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Automobiles (cont’d.)

Maruti Suzuki India Ltd. (India)	624	$98,529
Subaru Corp. (Japan)	33,300	589,115
Tata Motors Ltd. (India)	59,273	688,473
Tesla, Inc.*	22,250	5,821,268
Toyota Motor Corp. (Japan)	11,770	211,554

		13,588,945

Banks 3.1%

ABN AMRO Bank NV (Netherlands), 144A, CVA	5,402	97,624
Alior Bank SA (Poland)	1,240	29,818
Amalgamated Financial Corp.	3,450	108,227
Ameris Bancorp	2,600	162,214
Associated Banc-Corp.	4,200	90,468
Axos Financial, Inc.*	2,200	138,336
Banc of California, Inc.	8,700	128,151
Banco Bilbao Vizcaya Argentaria SA (Spain)	49,971	539,800
Banco BPM SpA (Italy)	5,280	35,674
Banco del Bajio SA (Mexico), 144A	66,600	155,930
Banco do Brasil SA (Brazil)	139,200	697,060
Bank of America Corp.	6,525	258,912
Bank of Georgia Group PLC (Georgia)	8,315	408,680
Bank of Marin Bancorp	3,300	66,297
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	44,200	68,844
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	89,000	99,804
Bank Polska Kasa Opieki SA (Poland)	7,703	294,099
BankUnited, Inc.	4,000	145,760
Barclays PLC (United Kingdom)	188,405	566,078
BNK Financial Group, Inc. (South Korea)	9,850	67,926
BNP Paribas SA (France)	13,462	923,785
BPER Banca SpA (Italy)	33,726	190,020
Byline Bancorp, Inc.	1,200	32,124
CaixaBank SA (Spain)	68,272	407,444
Camden National Corp.	300	12,396
Canadian Imperial Bank of Commerce (Canada)	3,700	226,878
Citigroup, Inc.	6,400	400,640
Citizens Financial Group, Inc.	16,000	657,120
Civista Bancshares, Inc.	1,450	25,839
CNB Financial Corp.	3,326	80,024
ConnectOne Bancorp, Inc.	500	12,525
Credit Agricole SA (France)	44,352	678,270
Customers Bancorp, Inc.*	2,760	128,202
DBS Group Holdings Ltd. (Singapore)	7,300	216,184
Dime Community Bancshares, Inc.	4,200	120,960
Emirates NBD Bank PJSC (United Arab Emirates)	144,022	796,096

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Erste Group Bank AG (Austria)	13,162	$721,258
Financial Institutions, Inc.	2,502	63,726
First BanCorp. (Puerto Rico)	6,200	131,254
First Commonwealth Financial Corp.	1,500	25,725
First Financial Bancorp	5,600	141,288
First Interstate BancSystem, Inc. (Class A Stock)	1,400	42,952
Flushing Financial Corp.	7,200	104,976
Fulton Financial Corp.	8,500	154,105
Hana Financial Group, Inc. (South Korea)	13,636	611,874
Hanmi Financial Corp.	2,700	50,220
HSBC Holdings PLC (United Kingdom)	79,676	714,775
Independent Bank Corp.	1,000	59,130
Industrial Bank Co. Ltd. (China) (Class A Stock)	82,000	223,704
ING Groep NV (Netherlands)	38,286	694,624
Intesa Sanpaolo SpA (Italy)	256,392	1,097,537
JB Financial Group Co. Ltd. (South Korea)	7,800	90,895
JPMorgan Chase & Co.	25,574	5,392,534
KB Financial Group, Inc. (South Korea)	14,269	880,430
Midland States Bancorp, Inc.	3,600	80,568
MidWestOne Financial Group, Inc.	1,633	46,589
MVB Financial Corp.	3,100	60,016
NatWest Group PLC (United Kingdom)	140,236	649,202
Nordea Bank Abp (Finland)	64,705	763,858
Oversea-Chinese Banking Corp. Ltd. (Singapore)	55,000	643,829
Pathward Financial, Inc.	1,700	112,217
Peapack-Gladstone Financial Corp.	4,000	109,640
Popular, Inc. (Puerto Rico)	7,000	701,890
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	14,044	204,652
Primis Financial Corp.	8,530	103,895
Provident Financial Services, Inc.	7,000	129,920
QCR Holdings, Inc.	323	23,912
Raiffeisen Bank International AG (Austria)	3,025	60,255
Renasant Corp.	2,250	73,125
Royal Bank of Canada (Canada)	1,700	212,178
Sandy Spring Bancorp, Inc.	3,700	116,069
Santander Bank Polska SA (Poland)	432	51,049
Sberbank of Russia PJSC (Russia)^	202,510	—
Shinhan Financial Group Co. Ltd. (South Korea)	20,217	857,455
Simmons First National Corp. (Class A Stock)	2,600	56,004
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	46,202	707,271
SouthState Corp.	2,300	223,514
Standard Bank Group Ltd. (South Africa)	5,562	77,890
Standard Chartered PLC (United Kingdom)	10,332	109,581

See Notes to Financial Statements.

PGIM Balanced Fund 3

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Texas Capital Bancshares, Inc.*	2,200	$157,212
Truist Financial Corp.	39,600	1,693,692
UMB Financial Corp.	1,600	168,176
UniCredit SpA (Italy)	25,450	1,117,297
United Bankshares, Inc.	1,500	55,650
Univest Financial Corp.	3,950	111,153
Veritex Holdings, Inc.	4,600	121,072
Wells Fargo & Co.	31,820	1,797,512

		31,665,559

Beverages 0.9%

Ambev SA (Brazil)	18,900	45,553
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	29,150	167,322
Coca-Cola Co. (The)	54,025	3,882,236
Coca-Cola HBC AG (Italy)*	975	34,761
Coca-Cola Icecek A/S (Turkey)	35,850	59,736
Keurig Dr. Pepper, Inc.	75,000	2,811,000
National Beverage Corp.	2,400	112,656
PepsiCo, Inc.	11,950	2,032,097
Primo Water Corp.	10,400	262,600

		9,407,961

Biotechnology 1.2%

AbbVie, Inc.	20,630	4,074,012
ADMA Biologics, Inc.*	8,800	175,912
Alkermes PLC*	6,300	176,337
Amgen, Inc.	5,300	1,707,713
Amicus Therapeutics, Inc.*	14,250	152,190
Annexon, Inc.*	5,700	33,744
Avidity Biosciences, Inc.*	400	18,372
BioCryst Pharmaceuticals, Inc.*	16,500	125,400
Biogen, Inc.*	13,000	2,519,920
Blueprint Medicines Corp.*	2,100	194,250
CareDx, Inc.*	4,100	128,023
Catalyst Pharmaceuticals, Inc.*	7,000	139,160
Celcuity, Inc.*	2,500	37,275
Cytokinetics, Inc.*	600	31,680
Denali Therapeutics, Inc.*	5,000	145,650
Dyne Therapeutics, Inc.*	3,300	118,536
Editas Medicine, Inc.*	10,700	36,487
Enanta Pharmaceuticals, Inc.*	5,100	52,836
Fate Therapeutics, Inc.*	6,600	23,100
Gilead Sciences, Inc.	10,700	897,088

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Halozyme Therapeutics, Inc.*	3,800	$217,512
Insmed, Inc.*	1,600	116,800
iTeos Therapeutics, Inc.*	6,050	61,771
Kiniksa Pharmaceuticals International PLC*	4,700	117,453
Kymera Therapeutics, Inc.*	1,200	56,796
MannKind Corp.*	16,500	103,785
MiMedx Group, Inc.*	10,100	59,691
Myriad Genetics, Inc.*	5,300	145,167
Nkarta, Inc.*	4,500	20,340
Relay Therapeutics, Inc.*	11,800	83,544
REVOLUTION Medicines, Inc.*	1,000	45,350
Solid Biosciences, Inc.*	4,000	27,880
TG Therapeutics, Inc.*	5,700	133,323
Travere Therapeutics, Inc.*	8,700	121,713
Twist Bioscience Corp.*	2,900	131,022
UroGen Pharma Ltd.*	1,000	12,700
Vanda Pharmaceuticals, Inc.*	15,677	73,525
Vaxcyte, Inc.*	1,300	148,551
Vera Therapeutics, Inc.*	1,100	48,620
Vir Biotechnology, Inc.*	8,000	59,920
Voyager Therapeutics, Inc.*	10,400	60,840
Zymeworks, Inc.*	1,200	15,060

		12,649,048

Broadline Retail 1.9%

Alibaba Group Holding Ltd. (China)	8,000	106,310
Amazon.com, Inc.*	91,290	17,010,066
Dollarama, Inc. (Canada)	9,400	962,901
eBay, Inc.	18,400	1,198,024
J Front Retailing Co. Ltd. (Japan)	7,800	84,874
Next PLC (United Kingdom)	1,415	185,360
PDD Holdings, Inc. (China), ADR*	1,800	242,658
Rakuten Group, Inc. (Japan)*	15,000	96,786

		19,886,979

Building Products 0.4%

Apogee Enterprises, Inc.	1,500	105,022
Armstrong World Industries, Inc.	8,500	1,117,155
Cie de Saint-Gobain SA (France)	9,410	858,216
Griffon Corp.	300	21,000
Masterbrand, Inc.*	15,500	287,370

See Notes to Financial Statements.

PGIM Balanced Fund 5

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Resideo Technologies, Inc.*	66,900	$1,347,366
UFP Industries, Inc.	700	91,847

		3,827,976

Capital Markets 1.7%

3i Group PLC (United Kingdom)	22,935	1,015,986
Aditya Birla Sun Life Asset Management Co. Ltd. (India)	6,625	56,945
Amundi SA (France), 144A	2,051	153,306
Bank of New York Mellon Corp. (The)	28,850	2,073,161
BGC Group, Inc. (Class A Stock)	4,100	37,638
Deutsche Bank AG (Germany)	11,915	206,269
Donnelley Financial Solutions, Inc.*	2,900	190,907
Goldman Sachs Group, Inc. (The)	7,500	3,713,325
HDFC Asset Management Co. Ltd. (India), 144A	720	36,919
Intercontinental Exchange, Inc.	6,500	1,044,160
Investec PLC (United Kingdom)	8,850	67,358
Janus Henderson Group PLC	35,400	1,347,678
Morgan Stanley	9,100	948,584
Nasdaq, Inc.	5,600	408,856
Piper Sandler Cos.	1,160	329,220
PJT Partners, Inc. (Class A Stock)	300	40,002
Plus500 Ltd. (Israel)	2,800	93,596
Raymond James Financial, Inc.	6,800	832,728
Reinet Investments SCA (Luxembourg)	4,514	125,131
S&P Global, Inc.	7,000	3,616,340
Samsung Securities Co. Ltd. (South Korea)	1,794	59,626
State Street Corp.	4,200	371,574
StepStone Group, Inc. (Class A Stock)	4,500	255,735
UBS Group AG (Switzerland)	14,896	460,943
Victory Capital Holdings, Inc. (Class A Stock)	1,600	88,640
Virtus Investment Partners, Inc.	340	71,213

		17,645,840

Chemicals 0.5%

AdvanSix, Inc.	4,450	135,191
Avient Corp.	5,400	271,728
Cabot Corp.	3,100	346,487
Chugoku Marine Paints Ltd. (Japan)	3,400	49,049
Ecolab, Inc.	1,000	255,330
Ecovyst, Inc.*	12,700	86,995
Givaudan SA (Switzerland)	58	318,220
International Flavors & Fragrances, Inc.	6,600	692,538
KCC Corp. (South Korea)	156	35,779

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Kemira OYJ (Finland)	5,100	$127,280
Lotte Chemical Titan Holding Bhd (Malaysia), 144A*	295,000	71,633
LyondellBasell Industries NV (Class A Stock)	2,300	220,570
Mitsubishi Chemical Group Corp. (Japan)	33,600	216,130
PPG Industries, Inc.	6,600	874,236
Sherwin-Williams Co. (The)	4,800	1,832,016
Valhi, Inc.	1,750	58,397

		5,591,579

Commercial Services & Supplies 0.3%

ABM Industries, Inc.	4,900	258,524
ACCO Brands Corp.	24,500	134,015
Brambles Ltd. (Australia)	53,000	695,667
Deluxe Corp.	9,950	193,925
Interface, Inc.	11,900	225,743
Pitney Bowes, Inc.	21,200	151,156
Serco Group PLC (United Kingdom)	37,043	88,459
Steelcase, Inc. (Class A Stock)	5,100	68,799
Veralto Corp.	13,000	1,454,180

		3,270,468

Communications Equipment 0.7%

Arista Networks, Inc.*	10,000	3,838,200
Cisco Systems, Inc.	66,300	3,528,486
NetScout Systems, Inc.*	5,800	126,150
Viavi Solutions, Inc.*	7,700	69,454
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	2,800	61,934

		7,624,224

Construction & Engineering 0.2%

ACS Actividades de Construccion y Servicios SA (Spain)	8,210	378,950
Dycom Industries, Inc.*	1,000	197,100
Eiffage SA (France)	4,213	406,831
Fluor Corp.*	7,100	338,741
Koninklijke BAM Groep NV (Netherlands)	15,400	72,152
MasTec, Inc.*	1,200	147,720
Matrix Service Co.*	1,100	12,683
Primoris Services Corp.	400	23,232
Sterling Infrastructure, Inc.*	900	130,518

See Notes to Financial Statements.

PGIM Balanced Fund 7

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)

Tutor Perini Corp.*	10,300	$279,748
Webuild SpA (Italy)	21,900	61,949

		2,049,624

Construction Materials 0.4%

Buzzi SpA (Italy)	1,380	55,065
CRH PLC	23,700	2,197,938
Heidelberg Materials AG (Germany)	7,144	778,267
Holcim AG*	6,101	597,488
Knife River Corp.*	900	80,451

		3,709,209

Consumer Finance 0.1%

Enova International, Inc.*	3,500	293,265
LendingClub Corp.*	15,800	180,594
LendingTree, Inc.*	1,900	110,257
PROG Holdings, Inc.	1,900	92,131

		676,247

Consumer Staples Distribution & Retail 1.0%

Andersons, Inc. (The)	300	15,042
Coles Group Ltd. (Australia)	26,618	331,833
Costco Wholesale Corp.	1,625	1,440,595
George Weston Ltd. (Canada)	1,600	268,550
Koninklijke Ahold Delhaize NV (Netherlands)	22,971	794,074
Loblaw Cos. Ltd. (Canada)	5,700	758,960
Metro, Inc. (Canada)	600	37,927
Sonae SGPS SA (Portugal)	47,449	50,134
Sprouts Farmers Market, Inc.*	200	22,082
Target Corp.	20,600	3,210,716
Tesco PLC (United Kingdom)	157,601	756,691
United Natural Foods, Inc.*	14,400	242,208
Walmart, Inc.	25,825	2,085,369

		10,014,181

Containers & Packaging 0.0%

O-I Glass, Inc.*	16,050	210,576
Ranpak Holdings Corp.*	2,300	15,019

		225,595

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Consumer Services 0.1%

Adtalem Global Education, Inc.*	1,800	$135,864
Coursera, Inc.*	7,800	61,932
Frontdoor, Inc.*	7,100	340,729
Graham Holdings Co. (Class B Stock)	30	24,652

		563,177

Diversified REITs 0.0%

Broadstone Net Lease, Inc.	4,500	85,275
Empire State Realty Trust, Inc. (Class A Stock)	1,100	12,188
KDX Realty Investment Corp. (Japan)	70	73,757

		171,220

Diversified Telecommunication Services 0.9%

AT&T, Inc.	158,500	3,487,000
Deutsche Telekom AG (Germany)	37,812	1,110,510
Indus Towers Ltd. (India)*	5,247	24,583
Koninklijke KPN NV (Netherlands)	110,686	452,073
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	13,100	125,498
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	18,250	173,193
Ooredoo QPSC (Qatar)	134,810	434,166
Saudi Telecom Co. (Saudi Arabia)	28,624	333,565
Telefonica Brasil SA (Brazil)	13,100	135,191
U-Next Holdings Co. Ltd. (Japan)	1,500	57,488
Verizon Communications, Inc.	71,990	3,233,071

		9,566,338

Electric Utilities 0.7%

Centrais Eletricas Brasileiras SA (Brazil)	5,400	38,956
Chugoku Electric Power Co., Inc. (The) (Japan)	41,300	282,829
Constellation Energy Corp.	2,800	728,056
CPFL Energia SA (Brazil)	36,000	225,012
Enel Chile SA (Chile)	837,954	46,194
Fortum OYJ (Finland)	1,911	31,446
Hokkaido Electric Power Co., Inc. (Japan)	14,400	96,912
Hokuriku Electric Power Co. (Japan)	7,800	50,208
Iberdrola SA (Spain)	4,275	66,088
Inter RAO UES PJSC (Russia)^	4,433,000	5
Kansai Electric Power Co., Inc. (The) (Japan)	21,200	351,345
NRG Energy, Inc.	21,600	1,967,760
Portland General Electric Co.	6,000	287,400
Shikoku Electric Power Co., Inc. (Japan)	21,800	193,950
Tohoku Electric Power Co., Inc. (Japan)	19,500	186,879

See Notes to Financial Statements.

PGIM Balanced Fund 9

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

TXNM Energy, Inc.	6,000	$262,620
Xcel Energy, Inc.	27,700	1,808,810

		6,624,470

Electrical Equipment 0.6%

ABB India Ltd. (India)	6,500	624,695
ABB Ltd. (Switzerland)	21,342	1,238,170
Acuity Brands, Inc.	3,200	881,248
Eaton Corp. PLC	6,100	2,021,784
EnerSys	2,950	301,047
Fluence Energy, Inc.*	10,600	240,726
Fujikura Ltd. (Japan)	13,000	441,741
Goneo Group Co. Ltd. (China) (Class A Stock)	4,785	56,462
GS Yuasa Corp. (Japan)	3,700	74,009
Havells India Ltd. (India)	2,600	62,434
HD Hyundai Electric Co. Ltd. (South Korea)	324	81,518
Legrand SA (France)	736	84,791
Siemens Energy AG (Germany)*	2,125	78,455
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	16,182	226,708
WEG SA (Brazil)	20,400	204,535

		6,618,323

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp. (Class A Stock)	13,500	879,660
Badger Meter, Inc.	240	52,418
Belden, Inc.	2,450	286,969
Celestica, Inc. (Canada)*	7,200	368,079
Dexerials Corp. (Japan)	3,300	47,146
FARO Technologies, Inc.*	9,000	172,260
Hon Hai Precision Industry Co. Ltd. (Taiwan)	134,000	788,974
Knowles Corp.*	5,400	97,362
Maxell Ltd. (Japan)	15,200	196,111
Mycronic AB (Sweden)	1,675	65,171
Novanta, Inc.*	300	53,676
PC Connection, Inc.	1,500	113,145
Plexus Corp.*	1,900	259,749
Rogers Corp.*	500	56,505
Sanmina Corp.*	1,300	88,985
TD SYNNEX Corp.	8,800	1,056,704
TDK Corp. (Japan)	52,000	664,265
TTM Technologies, Inc.*	8,500	155,125

		5,402,304

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 0.1%

DMC Global, Inc.*	12,600	$163,548
Helmerich & Payne, Inc.	5,400	164,268
Noble Corp. PLC(a)	400	14,456
Oil States International, Inc.*	19,800	91,080
ProPetro Holding Corp.*	10,500	80,430
Schlumberger NV	3,200	134,240
Tidewater, Inc.*	900	64,611

		712,633

Entertainment 0.7%

Cinemark Holdings, Inc.*	3,800	105,792
CTS Eventim AG & Co. KGaA (Germany)	2,451	255,212
Electronic Arts, Inc.	1,000	143,440
NetEase, Inc. (China)	33,500	625,771
Netflix, Inc.*	7,750	5,496,842
Nexon Co. Ltd. (Japan)	13,800	274,232
Walt Disney Co. (The)	6,700	644,473

		7,545,762

Financial Services 2.3%

Berkshire Hathaway, Inc. (Class B Stock)*	12,149	5,591,699
Cannae Holdings, Inc.	9,900	188,694
Compass Diversified Holdings, MLP	1,100	24,343
Enact Holdings, Inc.	7,900	287,007
Euronet Worldwide, Inc.*	2,300	228,229
EXOR NV (Netherlands)	6,222	667,023
Fidelity National Information Services, Inc.	25,100	2,102,125
Helia Group Ltd. (Australia)	210,502	587,847
Investor AB (Sweden) (Class B Stock)	30,692	945,811
Mastercard, Inc. (Class A Stock)	10,575	5,221,935
Mr. Cooper Group, Inc.*	1,400	129,052
Paragon Banking Group PLC (United Kingdom)	8,225	85,425
Payoneer Global, Inc.*	11,700	88,101
PayPal Holdings, Inc.*	45,100	3,519,153
Repay Holdings Corp.*	16,100	131,376
Visa, Inc. (Class A Stock)	12,105	3,328,270

		23,126,090

Food Products 0.4%

Associated British Foods PLC (United Kingdom)	14,540	454,414
Daesang Corp. (South Korea)	2,755	44,763
First Pacific Co. Ltd. (Indonesia)	308,000	169,628

See Notes to Financial Statements.

PGIM Balanced Fund 11

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Hain Celestial Group, Inc. (The)*	25,200	$217,476
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	49,742
Inghams Group Ltd. (Australia)	17,850	36,312
Ingredion, Inc.	9,600	1,319,328
JBS SA	51,200	297,085
Nestle SA	5,399	542,559
Orion Corp. (South Korea)	1,508	111,918
Ulker Biskuvi Sanayi A/S (Turkey)*	26,925	110,199
WH Group Ltd. (Hong Kong), 144A	70,000	55,132
Wilmar International Ltd. (China)	64,200	166,510

		3,575,066

Gas Utilities 0.0%

Rubis SCA (France)	3,058	83,545
Southwest Gas Holdings, Inc.	2,400	177,024

		260,569

Ground Transportation 0.8%

ArcBest Corp.	1,900	206,055
CSX Corp.	89,800	3,100,794
Seibu Holdings, Inc. (Japan)	12,800	284,752
Uber Technologies, Inc.*	51,600	3,878,256
Union Pacific Corp.	4,100	1,010,568

		8,480,425

Health Care Equipment & Supplies 1.2%

Abbott Laboratories	37,045	4,223,501
AngioDynamics, Inc.*	3,500	27,230
Avanos Medical, Inc.*	11,350	272,741
Axogen, Inc.*	9,700	135,994
Becton, Dickinson & Co.	11,900	2,869,090
Bioventus, Inc. (Class A Stock)*	2,300	27,485
Boston Scientific Corp.*	31,800	2,664,840
Glaukos Corp.*	500	65,140
Haemonetics Corp.*	950	76,361
ICU Medical, Inc.*	1,500	273,330
Inogen, Inc.*	5,200	50,440
Intuitive Surgical, Inc.*	600	294,762
Japan Lifeline Co. Ltd. (Japan)	9,600	81,971
LivaNova PLC*	4,800	252,192
Medtronic PLC	4,100	369,123
Nevro Corp.*	6,000	33,540

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Omnicell, Inc.*	4,400	$191,840
Tactile Systems Technology, Inc.*	3,500	51,135
TaiDoc Technology Corp. (Taiwan)	14,000	68,599
TransMedics Group, Inc.*	200	31,400

		12,060,714

Health Care Providers & Services 0.9%

Accolade, Inc.*	17,300	66,605
Bumrungrad Hospital PCL (Thailand)	55,200	458,871
Centene Corp.*	6,400	481,792
Cigna Group (The)	6,000	2,078,640
CorVel Corp.*	850	277,856
Dr. Lal PathLabs Ltd. (India), 144A	2,400	94,646
Elevance Health, Inc.	2,400	1,248,000
Extendicare, Inc. (Canada)	15,900	111,451
Hims & Hers Health, Inc.*	12,200	224,724
MLP Saglik Hizmetleri A/S (Turkey), 144A*	5,550	53,070
ModivCare, Inc.*	1,500	21,420
Odontoprev SA (Brazil)	27,800	57,512
Patterson Cos., Inc.	3,900	85,176
Pediatrix Medical Group, Inc.*	15,750	182,542
Quest Diagnostics, Inc.	10,600	1,645,650
RadNet, Inc.*	500	34,695
Suzuken Co. Ltd. (Japan)	1,900	66,688
UnitedHealth Group, Inc.	4,260	2,490,737

		9,680,075

Health Care REITs 0.1%

Diversified Healthcare Trust	44,250	185,408
Ventas, Inc.	19,900	1,276,187

		1,461,595

Health Care Technology 0.0%

Teladoc Health, Inc.*	17,600	161,568

Hotel & Resort REITs 0.0%

RLJ Lodging Trust	1,600	14,688

Hotels, Restaurants & Leisure 0.9%

Aristocrat Leisure Ltd. (Australia)	15,862	640,421
Biglari Holdings, Inc. (Class B Stock)*	120	20,641
Bloomin’ Brands, Inc.	38,300	633,099

See Notes to Financial Statements.

PGIM Balanced Fund 13

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Brinker International, Inc.*	3,000	$229,590
Chipotle Mexican Grill, Inc.*	20,500	1,181,210
Darden Restaurants, Inc.	5,600	919,128
Dave & Buster’s Entertainment, Inc.*	56,950	1,939,147
La Francaise des Jeux SAEM (France), 144A	12,186	501,448
Life Time Group Holdings, Inc.*	8,800	214,896
McDonald’s Corp.	3,120	950,071
Meituan (China) (Class B Stock), 144A*	46,500	987,446
Shake Shack, Inc. (Class A Stock)*	2,900	299,309
Trip.com Group Ltd. (China)*	2,900	174,489
TUI AG (Germany)*	7,875	60,118

		8,751,013

Household Durables 0.2%

Beijing Roborock Technology Co. Ltd. (China) (Class A Stock)	1,400	55,118
Breville Group Ltd. (Australia)	2,625	61,780
Casio Computer Co. Ltd. (Japan)	22,700	188,673
Cavco Industries, Inc.*	110	47,106
Champion Homes, Inc.*	900	85,365
Garmin Ltd.	900	158,427
GoPro, Inc. (Class A Stock)*	13,500	18,360
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	32,400	219,861
JVCKenwood Corp. (Japan)	6,200	58,591
KB Home	800	68,552
M/I Homes, Inc.*	1,500	257,040
Meritage Homes Corp.	540	110,738
Midea Group Co. Ltd. (China) (Class A Stock)	18,200	196,374
Tamron Co. Ltd. (Japan)	3,900	123,096
Tri Pointe Homes, Inc.*	2,600	117,806

		1,766,887

Household Products 0.7%

Colgate-Palmolive Co.	36,525	3,791,660
Energizer Holdings, Inc.	7,100	225,496
Essity AB (Sweden) (Class B Stock)	24,498	764,697
Henkel AG & Co. KGaA (Germany)	448	38,086
Kimberly-Clark Corp.	4,200	597,576
Procter & Gamble Co. (The)	8,904	1,542,173

		6,959,688

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 0.3%

AES Corp. (The)	123,500	$2,477,410
Electric Power Development Co. Ltd. (Japan)	16,200	270,915

		2,748,325

Industrial Conglomerates 0.5%

3M Co.	29,450	4,025,815
Hitachi Ltd. (Japan)	35,000	928,107
Noritsu Koki Co. Ltd. (Japan)	2,100	64,340
Siemens Ltd. (India)	398	34,403

		5,052,665

Industrial REITs 0.4%

Americold Realty Trust, Inc.	22,750	643,143
Goodman Group (Australia)	26,131	666,576
Innovative Industrial Properties, Inc.	100	13,460
LXP Industrial Trust	18,100	181,905
Prologis, Inc.	22,100	2,790,788

		4,295,872

Insurance 1.9%

Allstate Corp. (The)	17,800	3,375,770
American Coastal Insurance Corp.*	3,800	42,826
Assurant, Inc.	8,200	1,630,652
Aviva PLC (United Kingdom)	106,392	689,076
AXA SA (France)	11,075	426,353
Cathay Financial Holding Co. Ltd. (Taiwan)	288,000	604,727
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	22,400	79,320
CNO Financial Group, Inc.	5,100	179,010
Fubon Financial Holding Co. Ltd. (Taiwan)	37,050	105,480
Genworth Financial, Inc. (Class A Stock)*	41,400	283,590
Great-West Lifeco, Inc. (Canada)	20,400	695,662
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	2,500	48,350
Heritage Insurance Holdings, Inc.*	2,000	24,480
Japan Post Holdings Co. Ltd. (Japan)	12,200	116,988
Marsh & McLennan Cos., Inc.	5,200	1,160,068
Medibank Private Ltd. (Australia)	59,338	149,707
Mercury General Corp.	2,600	163,748
MetLife, Inc.	35,850	2,956,908
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,098	1,156,091

See Notes to Financial Statements.

PGIM Balanced Fund 15

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Oscar Health, Inc. (Class A Stock)*	10,400	$220,584
Power Corp. of Canada (Canada)	12,600	397,439
Progressive Corp. (The)	16,200	4,110,912
Samsung Life Insurance Co. Ltd. (South Korea)	1,626	116,129
Selectquote, Inc.*	24,000	52,080
Skyward Specialty Insurance Group, Inc.*	500	20,365
Sompo Holdings, Inc. (Japan)	13,900	313,317
Talanx AG (Germany)	936	78,900
United Fire Group, Inc.	3,800	79,534
Willis Towers Watson PLC	600	176,718

		19,454,784

Interactive Media & Services 3.2%

Alphabet, Inc. (Class A Stock)	63,200	10,481,720
Alphabet, Inc. (Class C Stock)	54,440	9,101,823
Auto Trader Group PLC (United Kingdom), 144A	33,708	391,862
Bumble, Inc. (Class A Stock)*	10,900	69,542
EverQuote, Inc. (Class A Stock)*	4,700	99,123
Kuaishou Technology (China), 144A*	114,800	788,822
MediaAlpha, Inc. (Class A Stock)*	1,200	21,732
Meta Platforms, Inc. (Class A Stock)	18,869	10,801,370
Tencent Holdings Ltd. (China)	13,700	761,787

		32,517,781

IT Services 0.5%

CGI, Inc. (Canada)*	2,300	264,650
Cognizant Technology Solutions Corp. (Class A Stock)	12,400	957,032
Grid Dynamics Holdings, Inc.*	2,900	40,600
Indra Sistemas SA (Spain)	6,035	110,935
Infosys Ltd. (India)	30,420	679,484
International Business Machines Corp.	13,594	3,005,361
Unisys Corp.*	3,100	17,608
Wix.com Ltd. (Israel)*	500	83,585
Zensar Technologies Ltd. (India)	24,695	198,793

		5,358,048

Leisure Products 0.1%

Bandai Namco Holdings, Inc. (Japan)	28,200	643,473
Solo Brands, Inc. (Class A Stock)*	8,000	11,280
Tomy Co. Ltd. (Japan)	6,800	186,501

		841,254

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.9%

Danaher Corp.	12,800	$3,558,656
Illumina, Inc.*	5,500	717,255
Lonza Group AG (Switzerland)	108	68,535
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	5,000	41,550
Thermo Fisher Scientific, Inc.	8,058	4,984,437

		9,370,433

Machinery 0.8%

Allison Transmission Holdings, Inc.	17,200	1,652,404
Atlas Copco AB (Sweden) (Class B Stock)	6,717	115,249
Cargotec OYJ (Finland) (Class B Stock)	2,344	137,006
Chart Industries, Inc.*(a)	600	74,484
Cummins India Ltd. (India)	1,960	89,113
Donaldson Co., Inc.	1,900	140,030
Epiroc AB (Sweden) (Class B Stock)	1,729	32,787
Flowserve Corp.	47,000	2,429,430
GEA Group AG (Germany)	676	33,155
Hillenbrand, Inc.	1,500	41,700
Hyster-Yale, Inc.	2,100	133,917
Knorr-Bremse AG (Germany)	319	28,424
Konecranes OYJ (Finland)	6,342	476,491
Manitowoc Co., Inc. (The)*	1,600	15,392
Mueller Water Products, Inc. (Class A Stock)	12,100	262,570
NTN Corp. (Japan)	116,900	211,604
Parker-Hannifin Corp.	200	126,364
Proto Labs, Inc.*	4,700	138,039
Rational AG (Germany)	168	171,519
Schindler Holding AG (Switzerland)	100	28,441
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)	10,400	68,244
Shibaura Machine Co. Ltd. (Japan)	2,400	66,664
Shyft Group, Inc. (The)	8,100	101,655
Tennant Co.	2,300	220,892
Terex Corp.	5,100	269,841
Volvo AB (Sweden) (Class B Stock)	34,717	918,341
Wartsila OYJ Abp (Finland)	8,541	191,119
Yutong Bus Co. Ltd. (China) (Class A Stock)	44,000	164,453

		8,339,328

Marine Transportation 0.1%

COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	20,000	33,419
Kawasaki Kisen Kaisha Ltd. (Japan)	38,000	592,401

See Notes to Financial Statements.

PGIM Balanced Fund 17

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Marine Transportation (cont’d.)

Kirby Corp.*	1,100	$134,673
Matson, Inc.	2,000	285,240

		1,045,733

Media 0.1%

Magnite, Inc.*	1,200	16,620
Publicis Groupe SA (France)	6,605	722,827

		739,447

Metals & Mining 0.6%

Agnico Eagle Mines Ltd. (Canada)	2,200	177,226
Barrick Gold Corp. (Canada)	39,700	789,626
Carpenter Technology Corp.	2,400	382,992
Centerra Gold, Inc. (Canada)	8,700	62,462
Commercial Metals Co.	1,350	74,196
Dowa Holdings Co. Ltd. (Japan)	1,500	55,129
Fortescue Ltd. (Australia)	40,328	568,810
Freeport-McMoRan, Inc.	16,000	798,720
Harmony Gold Mining Co. Ltd. (South Africa)	2,398	24,612
Hindalco Industries Ltd. (India)	80,616	728,678
Hudbay Minerals, Inc. (Canada)	22,400	206,038
Kinross Gold Corp. (Canada)	26,400	247,320
Maruichi Steel Tube Ltd. (Japan)	1,400	33,030
Materion Corp.	500	55,930
Olympic Steel, Inc.	600	23,400
Polyus PJSC (Russia)*^	3,704	—
Radius Recycling, Inc.	6,650	123,291
Rio Tinto Ltd. (Australia)	1,610	142,397
Tokyo Steel Manufacturing Co. Ltd. (Japan)	9,800	135,445
Vale SA (Brazil)	51,200	598,400
Vedanta Ltd. (India)	83,958	513,068
West African Resources Ltd. (Australia)*	484,152	574,043

		6,314,813

Mortgage Real Estate Investment Trusts (REITs) 0.0%

ARMOUR Residential REIT, Inc.	900	18,360
Franklin BSP Realty Trust, Inc.	1,000	13,060
Granite Point Mortgage Trust, Inc.	16,800	53,256
MFA Financial, Inc.	4,900	62,328

		147,004

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities 0.4%

A2A SpA (Italy)	132,125	$305,204
AGL Energy Ltd. (Australia)	7,375	60,257
Avista Corp.	5,800	224,750
Black Hills Corp.	4,450	271,984
Centrica PLC (United Kingdom)	276,321	432,205
DTE Energy Co.	17,700	2,272,857
Engie SA (France)	42,827	740,574

		4,307,831

Office REITs 0.0%

COPT Defense Properties	1,600	48,528
Equity Commonwealth*	5,800	115,420
Hudson Pacific Properties, Inc.	10,400	49,712
Paramount Group, Inc.	22,900	112,668

		326,328

Oil, Gas & Consumable Fuels 2.3%

Amplify Energy Corp.*	5,500	35,915
Antero Resources Corp.*	17,200	492,780
Bharat Petroleum Corp. Ltd. (India)	46,600	205,353
BW LPG Ltd. (Singapore), 144A	22,795	324,897
California Resources Corp.	5,100	267,597
Cheniere Energy, Inc.	6,000	1,079,040
Chevron Corp.	5,325	784,213
CNX Resources Corp.*	3,500	113,995
Coal India Ltd. (India)	6,876	41,785
ConocoPhillips	23,100	2,431,968
Devon Energy Corp.	43,300	1,693,896
Diamondback Energy, Inc.	14,100	2,430,840
ENEOS Holdings, Inc. (Japan)	107,500	588,580
Exxon Mobil Corp.	37,925	4,445,568
Hafnia Ltd. (Singapore)	21,317	151,367
Idemitsu Kosan Co. Ltd. (Japan)	96,600	700,480
Imperial Oil Ltd. (Canada)	6,500	457,300
Kinetik Holdings, Inc.	1,700	76,942
Kosmos Energy Ltd. (Ghana)*	3,100	12,493
LUKOIL PJSC (Russia)^	10,297	—
Murphy Oil Corp.	8,450	285,103
Oil & Natural Gas Corp. Ltd. (India)	204,673	728,237
Oil Refineries Ltd. (Israel)	111,378	28,748
PBF Energy, Inc. (Class A Stock)	8,400	259,980
Peabody Energy Corp.	3,650	96,871
Pembina Pipeline Corp. (Canada)	6,000	247,329

See Notes to Financial Statements.

PGIM Balanced Fund 19

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

PetroChina Co. Ltd. (China) (Class H Stock)	514,000	$414,629
Petroleo Brasileiro SA (Brazil)	16,600	119,692
Phillips 66	17,700	2,326,665
Riley Exploration Permian, Inc.	800	21,192
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Secure Energy Services, Inc. (Canada)	14,000	126,600
Shell PLC	12,357	400,883
SM Energy Co.	6,300	251,811
TotalEnergies SE (France)	4,698	305,066
Williams Cos., Inc. (The)	33,100	1,511,015
World Kinect Corp.	1,049	32,425

		23,491,255

Paper & Forest Products 0.0%

Clearwater Paper Corp.*	2,200	62,788
Navigator Co. SA (The) (Portugal)	14,975	61,435
Sylvamo Corp.	3,100	266,135

		390,358

Passenger Airlines 0.2%

InterGlobe Aviation Ltd. (India), 144A*	12,903	735,997
Singapore Airlines Ltd. (Singapore)	114,600	604,963
SkyWest, Inc.*	3,560	302,671
Turk Hava Yollari AO (Turkey)*	13,025	108,345

		1,751,976

Personal Care Products 0.0%

Chlitina Holding Ltd. (China)	22,177	106,919
Colgate-Palmolive India Ltd. (India)	730	33,128
Edgewell Personal Care Co.	600	21,804

		161,851

Pharmaceuticals 3.0%

Amneal Pharmaceuticals, Inc.*	29,900	248,768
AstraZeneca PLC (United Kingdom)	2,183	340,082
Aurobindo Pharma Ltd. (India)	1,790	31,182
Bristol-Myers Squibb Co.	21,045	1,088,868
Cipla Ltd. (India)	10,250	202,516
Daiichi Sankyo Co. Ltd. (Japan)	25,900	855,538
Dr. Reddy’s Laboratories Ltd. (India)	3,862	310,883
Elanco Animal Health, Inc.*	101,700	1,493,973

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Eli Lilly & Co.	8,050	$7,131,817
GSK PLC	48,315	983,743
H. Lundbeck A/S (Denmark)	9,675	62,605
Hikma Pharmaceuticals PLC (Jordan)	900	23,031
Ipsen SA (France)	181	22,296
Johnson & Johnson	36,519	5,918,269
Kyowa Kirin Co. Ltd. (Japan)	1,200	21,176
Ligand Pharmaceuticals, Inc.*	2,400	240,216
Lupin Ltd. (India)	7,350	192,181
Merck & Co., Inc.	39,025	4,431,679
Merck KGaA (Germany)	844	148,992
Novartis AG (Switzerland)	14,873	1,712,513
Novo Nordisk A/S (Denmark) (Class B Stock)	14,861	1,762,686
Otsuka Holdings Co. Ltd. (Japan)	9,600	545,272
Pacira BioSciences, Inc.*	12,100	182,105
Prestige Consumer Healthcare, Inc.*	3,710	267,491
Roche Holding AG	4,609	1,474,959
Sanofi SA	1,113	128,150
Shionogi & Co. Ltd. (Japan)	31,500	451,527
SIGA Technologies, Inc.	7,900	53,325
Sun Pharmaceutical Industries Ltd. (India)	31,001	712,726
Takeda Pharmaceutical Co. Ltd. (Japan)	6,800	195,932

		31,234,501

Professional Services 0.2%

Computershare Ltd. (Australia)	8,031	140,003
Conduent, Inc.*	7,800	31,434
Dun & Bradstreet Holdings, Inc.	20,700	238,257
ExlService Holdings, Inc.*	900	34,335
ICF International, Inc.	1,000	166,790
Korn Ferry	2,500	188,100
Persol Holdings Co. Ltd. (Japan)	106,800	192,468
Resources Connection, Inc.	4,600	44,620
Thomson Reuters Corp. (Canada)	500	85,286
TriNet Group, Inc.	2,400	232,728
TrueBlue, Inc.*	8,750	69,038
TTEC Holdings, Inc.	17,350	101,844
Visional, Inc. (Japan)*	1,800	99,446
Wolters Kluwer NV (Netherlands)	1,456	245,586

		1,869,935

Real Estate Management & Development 0.4%

Aeon Mall Co. Ltd. (Japan)	4,700	68,576

See Notes to Financial Statements.

PGIM Balanced Fund 21

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)

Aldar Properties PJSC (United Arab Emirates)	17,796	$36,408
Anywhere Real Estate, Inc.*	35,150	178,562
Compass, Inc. (Class A Stock)*	30,400	185,744
CoStar Group, Inc.*	3,000	226,320
Cushman & Wakefield PLC*	20,800	283,504
DLF Ltd. (India)	3,262	34,806
Emaar Properties PJSC (United Arab Emirates)	310,226	736,040
Jones Lang LaSalle, Inc.*	7,100	1,915,651
Zillow Group, Inc. (Class A Stock)*	3,000	185,790
Zillow Group, Inc. (Class C Stock)*	5,000	319,250

		4,170,651

Residential REITs 0.3%

Boardwalk Real Estate Investment Trust (Canada)	1,100	69,671
Canadian Apartment Properties REIT (Canada)	9,800	398,463
Equity Residential	33,900	2,524,194
Killam Apartment Real Estate Investment Trust (Canada)	4,400	68,288

		3,060,616

Retail REITs 0.1%

Acadia Realty Trust	6,500	152,620
InvenTrust Properties Corp.	7,600	215,612
Klepierre SA (France)	22,906	750,538
Macerich Co. (The)	2,000	36,480
Scentre Group (Australia)	23,166	58,237
Tanger, Inc.	400	13,272
Urban Edge Properties	1,000	21,390

		1,248,149

Semiconductors & Semiconductor Equipment 6.0%

Applied Materials, Inc.	10,000	2,020,500
ASM International NV (Netherlands)	797	525,829
ASML Holding NV (Netherlands)	1,892	1,573,880
Broadcom, Inc.	29,950	5,166,375
FormFactor, Inc.*	3,500	161,000
Impinj, Inc.*(a)	1,330	287,972
Lam Research Corp.	2,100	1,713,768
Lasertec Corp. (Japan)	800	133,381
MediaTek, Inc. (Taiwan)	17,000	626,544
Micron Technology, Inc.	23,000	2,385,330
NVIDIA Corp.	255,500	31,027,920
NXP Semiconductors NV (China)	2,000	480,020

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Onto Innovation, Inc.*	7,900	$1,639,724
Photronics, Inc.*	700	17,332
Qorvo, Inc.*	15,800	1,632,140
QUALCOMM, Inc.	26,100	4,438,305
Rambus, Inc.*	6,600	278,652
SK Hynix, Inc. (South Korea)	5,750	769,562
Synaptics, Inc.*	3,300	256,014
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	132,000	3,980,348
Teradyne, Inc.	18,100	2,424,133
Ultra Clean Holdings, Inc.*	6,200	247,566

		61,786,295

Software 4.7%

A10 Networks, Inc.	6,500	93,860
ACI Worldwide, Inc.*	7,500	381,750
Adeia, Inc.	11,650	138,752
Adobe, Inc.*	3,568	1,847,439
Agilysys, Inc.*	300	32,691
Alarm.com Holdings, Inc.*	1,200	65,604
Alkami Technology, Inc.*	5,700	179,778
Autodesk, Inc.*	4,200	1,157,016
AvePoint, Inc.*	3,400	40,018
Blackbaud, Inc.*	500	42,340
Box, Inc. (Class A Stock)*	8,150	266,749
Cerence, Inc.*(a)	5,000	15,750
Check Point Software Technologies Ltd. (Israel)*	4,700	906,207
Clearwater Analytics Holdings, Inc. (Class A Stock)*	2,800	70,700
CommVault Systems, Inc.*	1,350	207,698
Crowdstrike Holdings, Inc. (Class A Stock)*	800	224,376
Gitlab, Inc. (Class A Stock)*	16,200	834,948
Informatica, Inc. (Class A Stock)*	48,000	1,213,440
Intapp, Inc.*	4,900	234,367
Intuit, Inc.	2,100	1,304,100
Jamf Holding Corp.*	2,600	45,110
Microsoft Corp.	65,016	27,976,385
Monday.com Ltd.*	100	27,777
Money Forward, Inc. (Japan)*	1,600	65,193
Nice Ltd. (Israel)*	260	45,204
Open Text Corp. (Canada)	1,900	63,247
Oracle Corp.	5,500	937,200
Progress Software Corp.	800	53,896
Q2 Holdings, Inc.*	200	15,954
Roper Technologies, Inc.	400	222,576
Salesforce, Inc.	14,200	3,886,682

See Notes to Financial Statements.

PGIM Balanced Fund 23

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

SAP SE (Germany)	725	$165,831
ServiceNow, Inc.*	2,450	2,191,255
SolarWinds Corp.	20,000	261,000
Technology One Ltd. (Australia)	3,900	64,184
Teradata Corp.*	14,375	436,137
Verint Systems, Inc.*	47,100	1,193,043
WiseTech Global Ltd. (Australia)	6,215	588,538
Workday, Inc. (Class A Stock)*	2,700	659,907
Workiva, Inc.*	200	15,824
Xero Ltd. (New Zealand)*	625	64,604
Zeta Global Holdings Corp. (Class A Stock)*	10,100	301,283
Zoom Video Communications, Inc. (Class A Stock)*	3,600	251,064

		48,789,477

Specialized REITs 0.2%

American Tower Corp.	1,400	325,584
Equinix, Inc.	400	355,052
Outfront Media, Inc.	14,200	260,996
PotlatchDeltic Corp.	1,000	45,050
Public Storage	3,300	1,200,771
Safehold, Inc.	7,000	183,610

		2,371,063

Specialty Retail 1.1%

Abercrombie & Fitch Co. (Class A Stock)*	1,400	195,860
American Eagle Outfitters, Inc.	2,600	58,214
Boot Barn Holdings, Inc.*	300	50,184
Foot Locker, Inc.	5,200	134,368
Gap, Inc. (The)	8,700	191,835
Group 1 Automotive, Inc.	330	126,403
Haverty Furniture Cos., Inc.	2,100	57,687
Home Depot, Inc. (The)	10,558	4,278,102
Industria de Diseno Textil SA (Spain)	19,412	1,149,704
JB Hi-Fi Ltd. (Australia)	6,898	379,643
Lowe’s Cos., Inc.	12,775	3,460,109
ODP Corp. (The)*	2,300	68,425
Petco Health & Wellness Co., Inc.*	83,700	380,835
Stitch Fix, Inc. (Class A Stock)*	5,400	15,228
Trent Ltd. (India)	9,863	892,322
Urban Outfitters, Inc.*	600	22,986
Zalando SE (Germany), 144A*	1,335	44,124

		11,506,029

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 4.0%

Apple, Inc.	154,754	$36,057,682
Asustek Computer, Inc. (Taiwan)	3,000	52,117
Hewlett Packard Enterprise Co.	104,250	2,132,955
Logitech International SA (Switzerland)	7,799	698,485
Quanta Computer, Inc. (Taiwan)	86,000	716,744
Samsung Electronics Co. Ltd. (South Korea)	7,676	358,767
Xiaomi Corp. (China) (Class B Stock), 144A*	230,600	649,530

		40,666,280

Textiles, Apparel & Luxury Goods 0.3%

adidas AG (Germany)	3,195	846,633
ANTA Sports Products Ltd. (China)	58,400	691,330
Asics Corp. (Japan)	39,600	831,922
G-III Apparel Group Ltd.*	4,600	140,392
Kontoor Brands, Inc.	1,200	98,136
LVMH Moet Hennessy Louis Vuitton SE (France)	301	230,830
Wolverine World Wide, Inc.	8,000	139,360

		2,978,603

Tobacco 0.3%

Altria Group, Inc.	20,800	1,061,632
Godfrey Phillips India Ltd. (India)	1,750	145,603
Imperial Brands PLC (United Kingdom)	30,236	879,537
KT&G Corp. (South Korea)	448	37,141
Scandinavian Tobacco Group A/S (Denmark), 144A	16,662	255,782
Turning Point Brands, Inc.	1,800	77,670
Universal Corp.	3,000	159,330

		2,616,695

Trading Companies & Distributors 0.2%

AerCap Holdings NV (Ireland)	7,200	681,984
Beacon Roofing Supply, Inc.*	2,200	190,146
GMS, Inc.*	1,990	180,234
Herc Holdings, Inc.	1,800	286,974
Hudson Technologies, Inc.*	4,000	33,360
Mitsui & Co. Ltd. (Japan)	23,500	525,555
MRC Global, Inc.*	14,500	184,730

		2,082,983

Transportation Infrastructure 0.1%

Aena SME SA (Spain), 144A	2,821	619,705

See Notes to Financial Statements.

PGIM Balanced Fund 25

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Transportation Infrastructure (cont’d.)

Japan Airport Terminal Co. Ltd. (Japan)	1,700	$61,347
TAV Havalimanlari Holding A/S (Turkey)*	5,185	37,809

		718,861

Water Utilities 0.0%

California Water Service Group	5,100	276,522

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica) (original cost $13,985; purchased 01/29/24 - 02/08/24)*^(f)	11,557	29,008
Etihad Etisalat Co. (Saudi Arabia)	7,865	107,930
Intelsat Emergence SA (Luxembourg)*	4,226	133,649
KDDI Corp. (Japan)	1,800	57,668
Spok Holdings, Inc.	2,900	43,674
Telephone & Data Systems, Inc.	7,300	169,725
T-Mobile US, Inc.	4,200	866,712

		1,408,366

TOTAL COMMON STOCKS (cost $406,704,202)		619,967,612

PREFERRED STOCKS 0.2%

Banks 0.1%

Citigroup Capital XIII, 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	89,610
Itau Unibanco Holding SA (Brazil) (PRFC)	109,200	727,439

		817,049

Capital Markets 0.0%

State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	123,350

Electric Utilities 0.0%

Cia Energetica de Minas Gerais (Brazil) (PRFC)	127,061	267,057

Household Products 0.0%

Henkel AG & Co. KGaA (Germany) (PRFC)	1,528	143,632

Oil, Gas & Consumable Fuels 0.1%

Petroleo Brasileiro SA (Brazil) (PRFC)	115,600	765,616

See Notes to Financial Statements.

Description	Shares	Value

PREFERRED STOCKS (Continued)

Technology Hardware, Storage & Peripherals 0.0%

Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,708	$144,007

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $7,380; purchased 01/26/24 - 01/29/24)*^(f)	1,225	13,234

TOTAL PREFERRED STOCKS (cost $1,903,139)		2,273,945

UNAFFILIATED EXCHANGE-TRADED FUNDS 0.1%
iShares MSCI EAFE ETF(a)	4,900	409,787
iShares MSCI Emerging Markets ETF(a)	3,800	174,268

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $545,982)		584,055

	Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES 4.6%

Automobiles 0.6%

AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D	2.130%	03/18/26	100	99,848
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27	100	96,905
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	467,566
Series 2023-03A, Class B, 144A	6.120	02/22/28	400	409,429
Series 2024-01A, Class A, 144A	5.360	06/20/30	400	411,103
Series 2024-01A, Class B, 144A	5.850	06/20/30	100	102,982
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	171,939
Series 2021-02, Class D, 144A	2.600	05/15/34	300	283,647
Series 2023-01, Class C, 144A	5.580	08/15/35	500	508,124
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	700	659,207
JPMorgan Chase Bank NA,
Series 2021-02, Class D, 144A	1.138	12/26/28	6	6,399
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	700	695,611
Series 2021-01A, Class C, 144A	1.420	07/14/28	500	477,886
Series 2023-01A, Class B, 144A	5.810	02/14/31	1,000	1,029,515
Series 2023-01A, Class C, 144A	6.140	02/14/31	400	411,648

See Notes to Financial Statements.

PGIM Balanced Fund 27

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375%	05/15/32		41	$40,852
Series 2022-C, Class E, 144A	11.366	12/15/32		79	80,760
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D	1.640	11/16/26		35	35,057
Series 2020-04, Class D	1.480	01/15/27		61	60,601
Series 2021-01, Class D	1.130	11/16/26		235	233,146

					6,282,225

Collateralized Loan Obligations 3.3%
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	01/20/32		1,485	1,486,166
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644(c)	01/20/34		2,100	2,115,109
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433(c)	05/17/31		772	774,820
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.547(c)	04/30/31		631	631,562
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.388(c)	05/22/32	EUR	1,473	1,636,319
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,473	1,571,512
Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.694(c)	04/20/34		1,350	1,352,963
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	2,500	2,794,985
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.594(c)	04/20/31		659	659,731
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.743(c)	10/15/34		3,500	3,501,816

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644%(c)	07/20/34		4,000	$4,000,848
St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.488(c)	04/22/35	EUR	3,323	3,671,627
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.562(c)	10/20/32		3,500	3,502,275
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.852(c)	07/20/37		2,000	2,010,218
Toro European CLO DAC (Ireland), Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.544(c)	04/15/37	EUR	1,750	1,961,197
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/31		326	326,496
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.501(c)	04/15/33		2,500	2,501,263

					34,498,907

Consumer Loans 0.3%

Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	68	49,782
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		100	101,499
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	95,841
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		700	658,855
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		10	10,262
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	383,267
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	809,383
Series 2023-02A, Class C, 144A	6.740	09/15/36		200	209,897
Series 2023-02A, Class D, 144A	7.520	09/15/36		200	210,819

See Notes to Financial Statements.

PGIM Balanced Fund 29

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070%	03/15/32	400	$393,202

				2,922,807

Equipment 0.0%

MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40	94	93,404

Home Equity Loans 0.2%

BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	463	470,145
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.045(c)	03/25/54	249	251,336
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63	89	88,678
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	247	253,131
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	87	88,246
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	89	89,466
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	285	288,349

				1,529,351

Other 0.1%

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	700	671,590
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.028(c)	12/25/27	600	602,686

				1,274,276

Student Loans 0.1%

Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 144A	2.730	10/25/48	18	18,085
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 144A	3.130	02/15/68	64	62,335
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 144A	3.090	08/17/48	91	89,257

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

SoFi Professional Loan Program LLC, (cont’d.)
Series 2019-C, Class A2FX, 144A	2.370%	11/16/48	184	$176,369
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	37	36,473
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	252	240,136

				622,655

TOTAL ASSET-BACKED SECURITIES (cost $47,279,757)				47,223,625

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.7%

BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	969,935
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,592,782
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO	0.733(cc)	02/15/50	40,575	505,913
BANK5,
Series 2024-05YR8, Class A3	5.884	08/15/57	1,800	1,899,762
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,328,248
Series 2020-C07, Class XB, IO	1.098(cc)	04/15/53	4,900	241,324
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,694,195
Series 2024-05C27, Class A3	6.014	07/15/57	800	846,628
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,358,223
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,659,050
Series 2019-B15, Class A2	2.914	12/15/72	1,000	965,372
Series 2020-B17, Class A4	2.042	03/15/53	650	561,313
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,455,486
Series 2024-V08, Class A3	6.189(cc)	07/15/57	1,400	1,493,361
BMO Mortgage Trust,
Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,935,562
Series 2024-05C05, Class A3	5.857	02/15/57	800	842,412
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	7.408(c)	11/15/38	939	931,945
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.788(c)	08/15/39	800	801,000
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.160(c)	10/15/36	1,350	1,321,867

See Notes to Financial Statements.

PGIM Balanced Fund 31

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.717%(c)	09/15/38	750	$751,406

CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,072,548
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3	2.935	04/10/48	368	364,712
Series 2015-P01, Class A4	3.462	09/15/48	600	594,876
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,279,246
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,261,929
Commercial Mortgage Trust,
Series 2015-LC21, Class A3	3.445	07/10/48	447	444,214
Series 2024-277P, Class A, 144A	6.338	08/10/44	200	209,974
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,000	31,291
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,428,000
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	397	395,020
Series 2017-C08, Class A3	3.127	06/15/50	723	691,423
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A	3.015	05/10/49	705	687,425
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.461(cc)	03/25/26	2,042	33,994
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/29	1,100	1,106,239
GS Mortgage Securities Trust,
Series 2021-GSA03, Class XB, IO	0.746(cc)	12/15/54	35,000	1,375,745
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	800	325,600
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.711(c)	09/15/29	272	254,238
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	574	568,570
Series 2015-C25, Class A4	3.372	10/15/48	700	691,998
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,230,847
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,181,251
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,231,051
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	9.389(c)	03/15/39	1,100	1,050,598
NJ Trust,
Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	500	530,272

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212%	11/15/50	1,422	$1,374,058
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,612,455
Series 2018-C09, Class A3	3.854	03/15/51	350	342,611
Series 2018-C14, Class A3	4.180	12/15/51	735	723,024

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	791,805
Series 2016-C33, Class A3	3.162	03/15/59	878	863,279
Series 2016-C34, Class A3	2.834	06/15/49	800	777,393
Series 2016-C35, Class A3	2.674	07/15/48	1,015	987,797
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,455,532
Series 2017-C38, Class A4	3.190	07/15/50	624	603,840
Series 2018-C46, Class A3	3.888	08/15/51	1,050	1,020,455
Series 2018-C48, Class A4	4.037	01/15/52	1,622	1,598,618
Series 2019-C52, Class A3	2.631	08/15/52	205	199,936

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $61,523,727)				58,547,648

CORPORATE BONDS 15.3%

Aerospace & Defense 0.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,792,156
Sr. Unsec’d. Notes	3.625	03/01/48	555	383,617
Sr. Unsec’d. Notes	5.705	05/01/40	175	170,907
Sr. Unsec’d. Notes	5.930	05/01/60	280	268,742
Sr. Unsec’d. Notes, 144A	6.528	05/01/34	125	134,108

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	478,235
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	50	50,735
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	55	58,046
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	208	208,260

RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	235	234,284

				3,779,090

Agriculture 0.4%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	105,753
Gtd. Notes	6.343	08/02/30	100	108,063

BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,408,811

See Notes to Financial Statements.

PGIM Balanced Fund 33

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), (cont’d.)
Gtd. Notes	5.931%	02/02/29	30	$31,615

Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	4.750	02/12/27	750	761,762
Sr. Unsec’d. Notes	5.125	02/15/30	695	720,769
Sr. Unsec’d. Notes	5.500	09/07/30	450	476,377

Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	405,819

				4,018,969

Airlines 0.1%

American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.575	07/15/29	130	125,417
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	149,273
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	55	54,895
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	260	264,466
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	46	45,055
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	256,083
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	57,971

				953,160

Auto Manufacturers 0.3%

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	320	265,168
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	425	394,251
Sr. Unsec’d. Notes	5.125	11/05/26	285	286,265
Sr. Unsec’d. Notes	7.350	03/06/30	385	416,585
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	80	86,236
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	10/15/28	2,305	2,107,776

				3,556,281

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.2%

Aptiv PLC/Aptiv Global Financing DAC,
Gtd. Notes	4.650%	09/13/29	745	$740,839
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	250	248,333
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	77,562
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	650	600,592

				1,667,326

Banks 3.7%

Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	197,730
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	200	191,925
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	575,603
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	430,894
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	157,035
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	203,559
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,814,148
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	112,950
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	348,967
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	2,043,726
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	958,557
Sr. Unsec’d. Notes	3.650	03/16/25	200	198,831
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	210	215,558
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	404,068
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	695,640
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	685	609,109
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	202,490
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	400	419,082
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,282,582
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	162,645
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	791,186
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	250,042
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	284,833

See Notes to Financial Statements.

PGIM Balanced Fund 35

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.700%	01/12/26	200	$198,692
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,484,798
Sub. Notes	4.400	06/10/25	767	763,805
Sub. Notes	4.450	09/29/27	195	195,158
Sub. Notes	4.750	05/18/46	55	51,585
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	860	886,368
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	245	244,526
Sub. Notes	7.079(ff)	02/10/34	250	268,965
Discover Bank,
Sr. Unsec’d. Notes	4.250	03/13/26	315	313,496
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	50	54,655
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	275,144
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	378,092
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	403,158
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,240,846
Sr. Unsec’d. Notes	3.750	02/25/26	50	49,675
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	186,263
Sr. Unsec’d. Notes	3.850	01/26/27	410	406,245
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	94,434
Sub. Notes	6.750	10/01/37	275	316,597
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,282,123
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	225	241,227
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	963,234
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	334,397
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	106,682
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	445,101
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	141,044
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,573,591
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	787,406
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	85,172
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	251,115
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	475,879
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	180	195,598
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	230	238,869

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	2.239%(ff)	07/21/32	1,005	$864,714
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,153,139
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	368,395
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	240,552
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	187,716
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	433,219
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	1,536	1,504,569
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	957,935
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	254,293
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	446,234
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	358,863
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	764,556
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,377,002
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	930,854

				38,327,141

Beverages 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	150,487
Gtd. Notes	4.900	02/01/46	435	427,025
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	4.450	05/15/25	890	885,301

				1,462,813

Biotechnology 0.0%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	495	518,811

Building Materials 0.1%

Griffon Corp.,
Gtd. Notes	5.750	03/01/28	425	419,167

See Notes to Financial Statements.

PGIM Balanced Fund 37

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875%	12/15/27		200	$195,788
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		300	283,568

					898,523

Chemicals 0.3%

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		225	199,476
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	8.500	01/12/31		204	216,434
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44		150	147,464
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		20	17,657
Sr. Unsec’d. Notes	9.400	05/15/39		31	43,231
FMC Corp.,
Sr. Unsec’d. Notes	5.650	05/18/33		1,000	1,033,785
Huntsman International LLC,
Sr. Unsec’d. Notes	4.500	05/01/29		825	810,455
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28		245	250,286
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		413	442,620
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	193,750
Gtd. Notes	6.500	09/27/28		200	198,250

					3,553,408

Commercial Services 0.2%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	130,714
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	201,878
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000	10/15/37		20	23,825
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	67,137
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56		270	209,291

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750%	05/20/32	210	$211,992
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32	80	80,517
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	279	208,976
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	55	39,767
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	200	182,513
Gtd. Notes	3.875	02/15/31	62	57,665
Yale University,
Unsec’d. Notes, Series 2020	1.482	04/15/30	595	520,546

				1,934,821

Computers 0.0%

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	200	195,141
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	131	144,220

				339,361

Distribution/Wholesale 0.0%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	400	375,349

Diversified Financial Services 0.2%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	320	339,466
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	118,885
Gtd. Notes, 144A	6.000	01/15/27	400	399,950
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	324,625
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	325	310,233
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	210,375

				1,703,534

See Notes to Financial Statements.

PGIM Balanced Fund 39

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 1.2%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365%(cc)	06/15/26	335	$339,187
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes	6.350	10/01/36	115	129,777
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	5.950	05/15/37	120	130,757
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	350	324,061
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	170,842
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	144,865
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	217,902
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	137,959
General Ref. Mortgage, Series Z	2.400	09/01/26	170	164,456
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A	4.688	05/15/29	440	425,097
Commonwealth Edison Co.,
First Mortgage, Series 123	3.750	08/15/47	754	613,939
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	622	506,993
Duke Energy Carolinas LLC,
First Mortgage	6.050	04/15/38	55	61,339
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	210	204,317
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	135	142,370
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	385	377,836
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.500	07/12/31	1,190	1,032,693
Engie SA (France),
Sr. Unsec’d. Notes, 144A	5.250	04/10/29	500	516,093
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	203,000
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	500	528,840
Eversource Energy,
Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	312,757
Florida Power & Light Co.,
First Mortgage	5.950	10/01/33	60	65,940
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33	30	33,053

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300%	06/01/30	315	$281,147
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	225,163
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,367
Gtd. Notes, 144A	3.375	02/15/29	50	46,622
Gtd. Notes, 144A	3.625	02/15/31	125	113,338
Gtd. Notes, 144A	3.875	02/15/32	275	250,656
Gtd. Notes, 144A	5.250	06/15/29	225	224,261
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	84,553
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	131,165
Sr. Unsec’d. Notes	4.150	04/01/48	175	146,074
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	204,982
Sr. Sec’d. Notes	3.250	06/01/31	510	464,852
Public Service Co. of Colorado,
First Mortgage	4.300	03/15/44	35	30,945
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	136,949
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	230	196,921
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	490	506,771
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	250	198,468
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,067,975
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	204,302
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	650	679,718
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	599,228
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	4.800	09/15/41	105	96,605

				12,725,135

Electronics 0.1%

Trimble, Inc.,
Sr. Unsec’d. Notes(a)	4.750	12/01/24	1,200	1,196,832

See Notes to Financial Statements.

PGIM Balanced Fund 41

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.2%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000%	02/15/33	EUR	300	$295,491
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	305,092
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		85	88,538
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	171,562
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	196,070
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	171,624
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	343,124
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		100	92,126

					1,663,627

Entertainment 0.1%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		250	237,902
Sr. Sec’d. Notes, 144A	6.500	02/15/32		155	160,319
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	130,610
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	204,260
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		265	216,457
Gtd. Notes	5.141	03/15/52		380	292,959
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	7.125	02/15/31		140	151,544

					1,394,051

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		80	83,700

Foods 0.3%

B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		325	311,837
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	750	990,906
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	613,693

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes, 144A	6.750%	03/15/34	219	$242,123
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	270	238,963
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	75	70,352
Gtd. Notes, 144A	4.375	01/31/32	200	185,454
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.250	02/15/32	80	82,412

				2,735,740

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	350	343,584
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27	548	538,681
Sr. Unsec’d. Notes	4.800	02/15/44	40	37,556
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	740	715,632

				1,635,453

Healthcare-Products 0.0%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	400	378,685

Healthcare-Services 0.6%

Cigna Group (The),
Gtd. Notes	4.500	02/25/26	631	632,564
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	200	190,350
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47	95	81,420
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	42,177
Sr. Unsec’d. Notes(a)	4.650	01/15/43	30	28,219
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	130	130,039
Gtd. Notes, MTN	7.750	07/15/36	400	474,209

See Notes to Financial Statements.

PGIM Balanced Fund 43

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	2.200%	06/01/30	360	$320,645
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	125,574
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	382,030
MultiCare Health System,
Unsec’d. Notes	2.803	08/15/50	280	178,137
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	155	116,637
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	1,155	996,803
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	174,306
Unsec’d. Notes, Series H	2.746	10/01/26	50	48,445
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	450	431,973
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	5.200	04/15/63	1,475	1,474,575

				5,828,103

Home Builders 0.2%

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	600	564,630
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	150	147,428
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	642,937
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	508,375
Gtd. Notes, 144A	5.875	06/15/27	90	91,901

				1,955,271

Housewares 0.0%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	225	208,284

Insurance 0.2%

CNA Financial Corp.,
Sr. Unsec’d. Notes	5.125	02/15/34	150	153,385

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	12/07/33	875	$918,942
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	84,632
Gtd. Notes, 144A	3.951	10/15/50	180	140,541
Gtd. Notes, 144A	4.569	02/01/29	350	351,581
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	110	120,130
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	23,552
New York Life Insurance Co.,
Sub. Notes, 144A(a)	6.750	11/15/39	110	129,872
Principal Financial Group, Inc.,
Gtd. Notes	4.625	09/15/42	15	14,057
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	209,356
Sub. Notes, 144A	6.850	12/16/39	22	26,276

				2,172,324

Leisure Time 0.1%

Carnival Corp.,
Sr. Sec’d. Notes, 144A	4.000	08/01/28	250	240,670
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A	10.375	05/01/28	75	80,947
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	275	275,000
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	125	127,500
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	250	248,890

				973,007

Lodging 0.2%

Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	300	270,984
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	550,349
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	821,069

See Notes to Financial Statements.

PGIM Balanced Fund 45

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

MGM Resorts International,
Gtd. Notes(a)	6.500%	04/15/32	220	$223,970

				1,866,372

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,719
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700	08/14/33	440	471,396
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	125	132,554
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.700	09/15/28	89	90,128

				746,797

Media 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	100	88,321
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	375	361,203
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	190,006
Sr. Sec’d. Notes	5.375	05/01/47	120	100,491
Sr. Sec’d. Notes	6.384	10/23/35	110	112,294
Sr. Sec’d. Notes	6.484	10/23/45	172	165,712
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	15,871
Gtd. Notes	5.500	05/15/64	700	722,729
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	1,380	1,395,420
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $6,750; purchased 01/31/24)(f)	6.625	08/15/27(d)	100	1,288
Sec’d. Notes, 144A (original cost $550,396; purchased 02/12/20)(f)	5.375	08/15/26(d)	550	6,447
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	67,042
Gtd. Notes	7.375	07/01/28	100	74,724
Gtd. Notes	7.750	07/01/26	400	346,943

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27		400	$419,509
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41		140	121,606
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		220	224,998
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	352,233

					4,766,837

Mining 0.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		280	296,850
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	202,675
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34		445	466,700
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		200	193,289
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes	7.500	07/27/35		95	112,660

					1,272,174

Miscellaneous Manufacturing 0.1%

Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29		450	447,048
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31		935	840,750

					1,287,798

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29		50	51,494

Oil & Gas 0.9%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26		225	227,739
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		450	399,904

See Notes to Financial Statements.

PGIM Balanced Fund 47

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27	79	$94,726
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	128,007
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)	156	154,352
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.500	02/15/37	950	1,031,970
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	190	183,501
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	125	124,847
Gtd. Notes, 144A	5.875	02/01/29	125	125,659
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	75	78,381
Gtd. Notes, 144A	8.625	11/01/30	25	26,505
ConocoPhillips Co.,
Gtd. Notes	3.758	03/15/42	150	127,699
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	105	105,311
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	35	34,325
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	104	89,097
Sr. Unsec’d. Notes	6.875	04/29/30	68	67,838
Sr. Unsec’d. Notes	8.625	01/19/29	525	564,506
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	200	190,800
Sr. Sec’d. Notes, 144A	5.375	03/30/28	266	238,070
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35	120	112,465
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	50	48,681
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	100	97,434
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	50	48,563
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	150	146,064
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	10.342(c)	09/30/29	54	53,243
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	175	180,174

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625%	01/16/34	GBP	330	$431,417
Gtd. Notes, EMTN	6.250	12/14/26	GBP	140	187,539
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	185,715
Gtd. Notes	5.350	02/12/28		49	45,791
Gtd. Notes	6.490	01/23/27		30	29,550
Gtd. Notes	6.500	03/13/27		1,283	1,256,698
Gtd. Notes	6.700	02/16/32		10	8,942
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	205,724
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	255,134
Phillips 66 Co.,
Gtd. Notes	3.550	10/01/26		360	355,222
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32		200	191,331
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		70	69,125
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	872,165

					8,774,214

Oil & Gas Services 0.0%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	332,281

Packaging & Containers 0.1%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32		780	711,570
Ball Corp.,
Gtd. Notes	2.875	08/15/30		175	155,696
Gtd. Notes	6.000	06/15/29		250	258,687
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		125	119,774
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		275	264,652
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		25	25,425

					1,535,804

See Notes to Financial Statements.

PGIM Balanced Fund 49

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 0.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800%	03/15/25	315	$313,800
Sr. Unsec’d. Notes	4.050	11/21/39	180	166,263
Sr. Unsec’d. Notes	4.550	03/15/35	430	430,158
Sr. Unsec’d. Notes	4.700	05/14/45	740	715,434
AdaptHealth LLC,
Gtd. Notes, 144A	6.125	08/01/28	125	125,082
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	25	20,466
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	150	97,500
Gtd. Notes, 144A	5.000	02/15/29	75	43,312
Gtd. Notes, 144A	5.250	01/30/30	50	28,000
Gtd. Notes, 144A	5.250	02/15/31	350	190,750
Gtd. Notes, 144A	6.250	02/15/29	200	122,500
Gtd. Notes, 144A	7.000	01/15/28	250	170,000
Gtd. Notes, 144A	9.000	12/15/25	25	23,937
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	39,125
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	18	17,936
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	755,783
Sr. Unsec’d. Notes	4.300	03/25/28	359	357,901
Sr. Unsec’d. Notes	5.125	07/20/45	357	332,737
Sr. Unsec’d. Notes(a)	5.875	06/01/53	35	35,593
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.100	02/09/64	655	668,812
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	188,214
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	250	193,114
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	800	700,792
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	40	28,698

				5,765,907

Pipelines 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	350	350,577

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.625%	02/01/32	70	$72,412
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	347,471
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	10	9,013
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	610,323
Sr. Unsec’d. Notes	4.950	06/15/28	210	213,581
Sr. Unsec’d. Notes	5.000	05/15/50	170	153,586
Sr. Unsec’d. Notes	5.300	04/15/47	500	470,771
Sr. Unsec’d. Notes	6.400	12/01/30	150	163,291
Sr. Unsec’d. Notes	6.550	12/01/33	80	88,350
Enterprise Products Operating LLC,
Gtd. Notes	3.950	01/31/60	55	43,086
Gtd. Notes	4.850	03/15/44	185	176,291
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	150	154,451
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	314,864
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	220	149,744
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	566,993
Sr. Unsec’d. Notes	4.500	04/15/38	175	161,691
Sr. Unsec’d. Notes	4.875	06/01/25	375	374,798
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,966
Sr. Unsec’d. Notes	5.500	02/15/49	176	171,189
ONEOK Partners LP,
Gtd. Notes	6.200	09/15/43	205	215,598
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	834,185
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	165	162,107
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	266,297
Gtd. Notes, 144A	6.000	12/31/30	125	118,825
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	28,351
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	27,899

See Notes to Financial Statements.

PGIM Balanced Fund 51

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000%(ff)	09/30/29(oo)	220	$222,998
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	1,180	1,136,054
Sr. Unsec’d. Notes	5.300	03/01/48	20	18,163
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	203,647
Sr. Unsec’d. Notes	5.150	03/15/34	340	343,813
Sr. Unsec’d. Notes	5.400	03/02/26	430	435,566
Sr. Unsec’d. Notes	5.400	03/04/44	175	172,770

				8,797,721

Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	350	326,682
Gtd. Notes, 144A	5.375	08/01/28	275	271,016

				597,698

Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes	5.200	02/15/29	855	881,174
Brandywine Operating Partnership LP,
Gtd. Notes	4.550	10/01/29	450	423,276
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	345	334,890
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50	41,224
Gtd. Notes	9.750	06/15/25	21	20,996
Sr. Unsec’d. Notes	4.750	02/15/28	400	362,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	04/15/26	175	175,765
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	315	286,678
Gtd. Notes	5.250	12/15/32	950	978,174
Realty Income Corp.,
Sr. Unsec’d. Notes	3.400	01/15/28	800	780,478
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	205	211,929
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	350	323,763

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes	2.700%	07/15/31		1,395	$1,218,401
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25		1,750	1,735,497
Welltower OP LLC,
Gtd. Notes	4.250	04/01/26		160	159,821
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33		545	450,087

					8,384,153

Retail 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.125	06/15/29		100	102,625
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31		185	156,186
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		125	131,089
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		225	244,696
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	614,559
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	445,156
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		225	210,048
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		100	102,766
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		325	325,038

					2,332,163

Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,589,783

Software 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.450	03/02/28		620	643,249

See Notes to Financial Statements.

PGIM Balanced Fund 53

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550%	12/01/33		129	$108,747
Sr. Unsec’d. Notes	3.550	09/15/55		115	84,023
Sr. Unsec’d. Notes	4.500	05/15/35		125	121,744
Sr. Unsec’d. Notes	5.400	02/15/34		2,435	2,554,679
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $5; purchased 11/14/23)^(f)	0.000	12/31/30		46	3,460
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $552; purchased 11/14/23)^(f)	0.000	12/31/30		—(r)	241
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30		30	202
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $357,343; purchased 01/30/24 - 05/15/24)(f)	10.500	05/25/27		385	387,327
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $18,654; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		28	26,015
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	202,764
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		625	598,438
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	10.750	12/15/30		200	219,688
Sr. Sec’d. Notes, 144A	11.000	11/15/29		500	554,279
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34		1,065	1,080,641
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		300	372,706
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	300	272,738
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,701,840
Gtd. Notes	2.625	02/15/29		275	256,329
Gtd. Notes	3.750	04/15/27		75	74,090
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		5	4,276
Sr. Unsec’d. Notes	3.400	03/22/41		480	392,284
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	300	358,410

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250%	10/01/31		60	$61,109
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	825	957,709

					10,393,739

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	6.700	08/01/28		135	146,179
CSX Corp.,
Sr. Unsec’d. Notes	6.150	05/01/37		170	191,925
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		800	841,531
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	185,188
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	5.590	05/17/25		20	20,079
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31		25	26,201
Gtd. Notes, 144A	7.125	02/01/32		80	84,086

					1,495,189

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.550	05/01/28		785	811,348

TOTAL CORPORATE BONDS (cost $162,860,138)					157,483,520

FLOATING RATE AND OTHER LOANS 0.0%

Media 0.0%
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		76	91,292
First Lien Term Loan, 1 Month SOFR + 10.005%	15.301(c)	05/25/26		33	30,040
Second Lien Term Loan, 1 Month SOFR + 3.400%	8.175(c)	08/24/26		620	6,665

					127,997

See Notes to Financial Statements.

PGIM Balanced Fund 55

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 0.0%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.002%(c)	05/25/27	350	$346,052

TOTAL FLOATING RATE AND OTHER LOANS (cost $630,799)				474,049

MUNICIPAL BONDS 0.2%

Alabama 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	34,503

California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	250,688
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	253,281
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	18,051

				522,020

Illinois 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	160	182,010
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	94	95,385

				277,395

Michigan 0.1%
Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	361,192
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	389,505
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	419,911

				1,170,608

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	202,746

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C	4.910%	06/01/40	65	$65,559

Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B	5.511	12/01/45	80	83,232

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	66,792

TOTAL MUNICIPAL BONDS (cost $2,571,096)				2,422,855

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.9%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	4.940(cc)	02/25/35	4	4,274
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.430(c)	01/26/32	160	160,764
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.980(c)	01/26/32	360	368,060
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5	6.552(cc)	02/25/37	10	9,604
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A	6.170	09/25/62	249	248,592
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.530(c)	03/25/42	105	115,795
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.530(c)	03/25/42	90	97,238
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	167	162,621
Series 2020-RPL06, Class A1, 144A	3.445(cc)	03/25/59	302	301,655
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	327	315,350
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.980(c)	10/25/33	33	33,044
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.730(c)	04/25/34	240	244,584

See Notes to Financial Statements.

PGIM Balanced Fund 57

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.280%(c)	11/25/41	90	$90,338
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	500	498,793
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.080(c)	10/25/50	190	216,766
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.280(c)	11/25/50	250	281,992
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.930(c)	01/25/34	53	52,962
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.680(c)	10/25/41	200	206,203
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.380(c)	09/25/41	300	302,298
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.630(c)	12/25/41	200	202,529
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.130(c)	01/25/42	410	415,592
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.680(c)	02/25/42	300	306,906
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.180(c)	04/25/42	100	103,430
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.080(c)	01/25/34	170	171,505
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	7.205(cc)	07/25/35	2	1,555
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59	147	146,746
Series 2021-GS01, Class A1, 144A	4.892	10/25/66	114	113,741
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60	28	27,873
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	07/25/39	250	253,187
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	20	19,879
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.719(c)	01/25/48	46	45,016
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.180(c)	04/25/34	200	203,462

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.619%(c)	06/25/57		44	$42,714
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.780(c)	05/25/33		1,042	1,051,797
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.597(c)	03/29/27		667	671,299
PRET Trust,
Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		496	474,088
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.980(c)	11/25/31		273	279,332
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.980(c)	07/25/33		150	151,643
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		245	247,616
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		500	499,267
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.374(c)	06/24/71	EUR	99	109,573
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	7.251(cc)	02/25/34		8	7,347
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	5.569(c)	02/25/57		31	31,782

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,177,502)					9,288,812

SOVEREIGN BONDS 0.7%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	176,563
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	443,300
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	196,312
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	91,696
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	315	338,479
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	389,018
Sr. Unsec’d. Notes	3.500	01/11/28		370	363,294

See Notes to Financial Statements.

PGIM Balanced Fund 59

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	200	$212,055
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	200	210,942
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36		200	208,812
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		100	96,910
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		2,000	1,850,996
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	400	457,282
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	684	678,355
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	87,661
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	497	542,818
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	109,219
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		397	408,711
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	207,906

TOTAL SOVEREIGN BONDS (cost $7,072,287)					7,070,329

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.6%
Federal Home Loan Bank	5.500	07/15/36		135	152,797
Federal Home Loan Mortgage Corp.	1.500	10/01/36		1,474	1,320,623
Federal Home Loan Mortgage Corp.	2.000	12/01/50		463	385,689
Federal Home Loan Mortgage Corp.	2.500	09/01/46		341	301,085
Federal Home Loan Mortgage Corp.	2.500	08/01/50		492	429,400
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,790	1,561,271
Federal Home Loan Mortgage Corp.	2.500	05/01/51		483	419,450
Federal Home Loan Mortgage Corp.	2.500	05/01/51		1,545	1,338,887
Federal Home Loan Mortgage Corp.	2.500	07/01/51		762	663,776
Federal Home Loan Mortgage Corp.	2.500	07/01/51		986	852,724
Federal Home Loan Mortgage Corp.	2.500	08/01/51		576	505,323
Federal Home Loan Mortgage Corp.	2.500	01/01/52		486	425,902
Federal Home Loan Mortgage Corp.	2.500	04/01/52		498	436,283
Federal Home Loan Mortgage Corp.	3.000	11/01/51		530	478,713
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,136	1,036,469
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,820	1,640,222
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,676	1,507,814
Federal Home Loan Mortgage Corp.	3.500	03/01/52		821	768,646
Federal Home Loan Mortgage Corp.	3.500	05/01/52		924	861,154
Federal Home Loan Mortgage Corp.	4.500	10/01/39		53	53,604

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.000%	04/01/34	5		$4,951
Federal Home Loan Mortgage Corp.	5.000	05/01/34	10		10,664
Federal Home Loan Mortgage Corp.	5.000	10/01/35	14		14,673
Federal Home Loan Mortgage Corp.	5.000	11/01/41	115		118,253
Federal Home Loan Mortgage Corp.	5.500	12/01/33	11		11,044
Federal Home Loan Mortgage Corp.	5.500	05/01/34	1		1,529
Federal Home Loan Mortgage Corp.	5.500	07/01/34	24		24,967
Federal Home Loan Mortgage Corp.	5.500	05/01/37	4		4,024
Federal Home Loan Mortgage Corp.	5.500	10/01/37	7		7,433
Federal Home Loan Mortgage Corp.	5.500	12/01/52	356		360,557
Federal Home Loan Mortgage Corp.	6.000	01/01/34	11		11,702
Federal Home Loan Mortgage Corp.	6.000	12/01/52	550		563,652
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—(r	)	183
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3		3,206
Federal National Mortgage Assoc.	1.500	02/01/51	966		765,264
Federal National Mortgage Assoc.	1.500	06/01/51	920		728,256
Federal National Mortgage Assoc.	2.000	06/01/50	1,622		1,353,611
Federal National Mortgage Assoc.	2.000	11/01/50	2,720		2,262,979
Federal National Mortgage Assoc.	2.000	12/01/50	1,200		1,000,365
Federal National Mortgage Assoc.	2.000	04/01/51	3,831		3,185,861
Federal National Mortgage Assoc.	2.500	06/01/50	459		400,296
Federal National Mortgage Assoc.	2.500	10/01/50	1,840		1,604,589
Federal National Mortgage Assoc.	2.500	01/01/51	1,495		1,303,401
Federal National Mortgage Assoc.	2.500	02/01/51	495		430,470
Federal National Mortgage Assoc.	2.500	03/01/51	410		355,220
Federal National Mortgage Assoc.	2.500	07/01/51	2,161		1,877,739
Federal National Mortgage Assoc.	2.500	01/01/52	960		831,312
Federal National Mortgage Assoc.	2.500	02/01/52	453		398,002
Federal National Mortgage Assoc.	2.500	03/01/52	611		535,154
Federal National Mortgage Assoc.	3.000	02/01/47	897		832,034
Federal National Mortgage Assoc.	3.000	12/01/51	1,294		1,169,937
Federal National Mortgage Assoc.	3.000	02/01/52	408		366,770
Federal National Mortgage Assoc.	3.000	03/01/52	2,512		2,259,523
Federal National Mortgage Assoc.	3.500	11/01/42	1,110		1,060,834
Federal National Mortgage Assoc.	3.500	01/01/52	374		350,603
Federal National Mortgage Assoc.	3.500	02/01/52	1,148		1,075,340
Federal National Mortgage Assoc.	3.500	04/01/52	1,495		1,392,640
Federal National Mortgage Assoc.	4.000	04/01/52	1,643		1,577,541
Federal National Mortgage Assoc.	4.000	05/01/52	2,323		2,233,834
Federal National Mortgage Assoc.	4.500	09/01/39	41		41,493
Federal National Mortgage Assoc.	4.500	08/01/40	38		38,041
Federal National Mortgage Assoc.	4.500	02/01/44	51		52,032
Federal National Mortgage Assoc.	4.500	08/01/44	121		121,358
Federal National Mortgage Assoc.	4.500	01/01/45	96		96,153

See Notes to Financial Statements.

PGIM Balanced Fund 61

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	05/01/52	427		$420,205
Federal National Mortgage Assoc.	4.500	06/01/52	1,014		996,556
Federal National Mortgage Assoc.	5.000	TBA	500		499,668
Federal National Mortgage Assoc.	5.000	07/01/35	9		9,039
Federal National Mortgage Assoc.	5.000	02/01/36	21		21,053
Federal National Mortgage Assoc.	5.000	06/01/52	397		398,037
Federal National Mortgage Assoc.	5.000	07/01/52	2,129		2,130,165
Federal National Mortgage Assoc.	5.500	06/01/33	4		3,955
Federal National Mortgage Assoc.	5.500	08/01/33	9		8,958
Federal National Mortgage Assoc.	5.500	09/01/33	12		11,952
Federal National Mortgage Assoc.	5.500	09/01/33	21		21,803
Federal National Mortgage Assoc.	5.500	01/01/34	9		8,960
Federal National Mortgage Assoc.	5.500	01/01/34	9		9,590
Federal National Mortgage Assoc.	5.500	07/01/34	16		16,700
Federal National Mortgage Assoc.	5.500	08/01/52	272		275,649
Federal National Mortgage Assoc.	5.500	11/01/52	3,551		3,600,782
Federal National Mortgage Assoc.	6.000	01/01/34	3		3,055
Federal National Mortgage Assoc.	6.000	01/01/34	59		62,164
Federal National Mortgage Assoc.	6.000	02/01/34	4		4,637
Federal National Mortgage Assoc.	6.000	10/01/34	1		566
Federal National Mortgage Assoc.	6.000	10/01/34	4		3,910
Federal National Mortgage Assoc.	6.000	11/01/34	7		7,269
Federal National Mortgage Assoc.	6.000	11/01/34	14		14,039
Federal National Mortgage Assoc.	6.000	11/01/34	20		20,102
Federal National Mortgage Assoc.	6.000	01/01/35	32		33,109
Federal National Mortgage Assoc.	6.000	02/01/35	19		19,541
Federal National Mortgage Assoc.	6.000	08/01/36	9		9,217
Federal National Mortgage Assoc.	6.000	08/01/38	2		1,804
Federal National Mortgage Assoc.	6.000	11/01/52	633		648,021
Federal National Mortgage Assoc.	6.000	11/01/52	910		933,445
Federal National Mortgage Assoc.	6.000	12/01/52	199		203,925
Federal National Mortgage Assoc.	6.000	04/01/53	427		436,995
Federal National Mortgage Assoc.	6.500	07/01/29	1		900
Federal National Mortgage Assoc.	6.500	07/01/32	7		7,243
Federal National Mortgage Assoc.	6.500	04/01/33	4		4,130
Federal National Mortgage Assoc.	6.500	01/01/34	4		3,702
Federal National Mortgage Assoc.	6.500	10/01/36	10		10,310
Federal National Mortgage Assoc.	6.500	09/01/37	31		32,234
Federal National Mortgage Assoc.	6.500	10/01/37	28		29,352
Federal National Mortgage Assoc.	6.500	01/01/53	105		108,317
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200		231,375
Federal National Mortgage Assoc.	7.000	06/01/32	4		3,669
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452		526,235
Federal National Mortgage Assoc.	7.500	09/01/30	—(r	)	345

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	8.500%	02/01/28	—(r	)	$267
Government National Mortgage Assoc.	2.000	12/20/50	478		405,985
Government National Mortgage Assoc.	2.000	02/20/51	508		430,727
Government National Mortgage Assoc.	2.500	09/20/50	892		788,085
Government National Mortgage Assoc.	2.500	03/20/51	501		442,287
Government National Mortgage Assoc.	2.500	08/20/51	591		520,618
Government National Mortgage Assoc.	2.500	09/20/51	497		437,620
Government National Mortgage Assoc.	3.000	09/20/43	84		77,957
Government National Mortgage Assoc.	3.000	01/20/44	26		23,992
Government National Mortgage Assoc.	3.000	03/15/45	54		49,297
Government National Mortgage Assoc.	3.000	05/20/45	80		74,114
Government National Mortgage Assoc.	3.000	08/20/45	149		138,369
Government National Mortgage Assoc.	3.000	06/20/46	158		146,511
Government National Mortgage Assoc.	3.000	03/20/47	89		82,392
Government National Mortgage Assoc.	3.000	12/20/48	442		407,841
Government National Mortgage Assoc.	3.000	06/20/51	523		477,313
Government National Mortgage Assoc.	3.000	08/20/51	1,655		1,510,449
Government National Mortgage Assoc.	3.500	12/20/51	2,015		1,896,252
Government National Mortgage Assoc.	5.000	10/20/37	7		7,676
Government National Mortgage Assoc.	5.000	04/20/45	42		42,738
Government National Mortgage Assoc.	5.000	09/20/52	449		450,544
Government National Mortgage Assoc.	5.500	07/15/33	7		7,482
Government National Mortgage Assoc.	5.500	12/15/33	3		2,950
Government National Mortgage Assoc.	5.500	09/15/34	72		75,221
Government National Mortgage Assoc.	5.500	01/15/36	26		27,201
Government National Mortgage Assoc.	5.500	11/20/52	500		505,398
Government National Mortgage Assoc.	6.000	02/20/53	488		497,747
Government National Mortgage Assoc.	6.000	06/20/53	420		428,356
Government National Mortgage Assoc.	6.500	TBA	500		511,568
Government National Mortgage Assoc.	6.500	07/15/32	1		927
Government National Mortgage Assoc.	6.500	08/15/32	—(r	)	168
Government National Mortgage Assoc.	6.500	08/15/32	1		513
Government National Mortgage Assoc.	6.500	08/15/32	1		914
Government National Mortgage Assoc.	6.500	08/15/32	5		4,792
Government National Mortgage Assoc.	7.000	05/15/31	2		2,094
Government National Mortgage Assoc.	7.500	04/15/29	—(r	)	356
Government National Mortgage Assoc.	8.000	06/15/25	—(r	)	334
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90		104,966

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $67,886,661)					68,352,026

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Bonds	1.625	11/15/50	3,465		2,037,312
U.S. Treasury Bonds	1.875	02/15/51	370		231,886

See Notes to Financial Statements.

PGIM Balanced Fund 63

Schedule of Investments (continued)

as of September 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	2.000%	11/15/41	7,120	$5,236,538
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	12,240	9,487,913
U.S. Treasury Bonds	2.375	11/15/49	1,605	1,140,804
U.S. Treasury Bonds	3.000	02/15/49	10,405	8,423,173
U.S. Treasury Notes	2.750	08/15/32	4,830	4,514,541
U.S. Treasury Notes	3.625	09/30/31	2,790	2,784,769
U.S. Treasury Notes	3.875	08/15/33	1,640	1,653,581
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	5,730	2,465,914
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550	242,107
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	36,541
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286	229,269
U.S. Treasury Strips Coupon	3.741(s)	11/15/41	700	332,828
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	14,627
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	20,564
U.S. Treasury Strips Coupon	4.628(s)	11/15/40	4,665	2,330,313
U.S. Treasury Strips Coupon	4.684(s)	11/15/42	735	330,980
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	170	57,813
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	275	142,882

TOTAL U.S. TREASURY OBLIGATIONS (cost $46,729,264)				41,714,355

TOTAL LONG-TERM INVESTMENTS (cost $815,938,331)				1,016,460,476

			Shares

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUNDS 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wa)			9,963,794	9,963,794
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $3,198,680; includes $3,191,264 of cash collateral for securities on loan)(b)(wa)			3,200,091	3,198,811

TOTAL AFFILIATED MUTUAL FUNDS (cost $13,162,474)				13,162,605

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bills (cost $49,480)	4.799%	12/19/24	50	$49,506

TOTAL SHORT-TERM INVESTMENTS (cost $13,211,954)				13,212,111

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN (cost $829,150,285)				1,029,672,587

OPTION WRITTEN*~ (0.0)% (premiums received $7,184)				(2,309)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.9% (cost $829,143,101)				1,029,670,278
Other assets in excess of liabilities(z) 0.1%				780,244

NET ASSETS 100.0%				$1,030,450,522

Below is a list of the abbreviation(s) used in the annual report:

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ADR—American Depositary Receipt

See Notes to Financial Statements.

PGIM Balanced Fund 65

Schedule of Investments (continued)

as of September 30, 2024

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CVA—Certificate Van Aandelen (Bearer)

DAC—Designated Activity Company

DB—Deutsche Bank AG

EAFE—Europe, Australasia, Far East

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

M—Monthly payment frequency for swaps

MLP—Master Limited Partnership

MSCI—Morgan Stanley Capital International

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $78,134 and 0.0% of net assets.

See Notes to Financial Statements.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,124,445; cash collateral of $3,191,264 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $955,068. The aggregate value of $467,222 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at September 30, 2024:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $143,756)	146	$143,756	$—	$—

Option Written:

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42. V1(Q)	9,270	$(2,309)

(premiums received $7,184)

See Notes to Financial Statements.

PGIM Balanced Fund 67

Schedule of Investments (continued)

as of September 30, 2024

Futures contracts outstanding at September 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
220	2 Year U.S. Treasury Notes	Dec. 2024	$45,813,281	$37,276
61	10 Year U.S. Treasury Notes	Dec. 2024	6,971,156	(554)
158	10 Year U.S. Ultra Treasury Notes	Dec. 2024	18,690,907	(38,570)
33	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	4,392,094	(80,278)
6	Mini MSCI EAFE Index	Dec. 2024	746,340	15,213
6	Mini MSCI Emerging Markets Index	Dec. 2024	351,810	22,784

				(44,129)

Short Positions:
5	3 Month CME SOFR	Dec. 2024	1,190,875	(1,009)
16	5 Year Euro-Bobl	Dec. 2024	2,138,139	(16,668)
23	5 Year U.S. Treasury Notes	Dec. 2024	2,527,305	8,897
6	10 Year Euro-Bund	Dec. 2024	901,117	(8,855)
38	20 Year U.S. Treasury Bonds	Dec. 2024	4,719,125	47,304
3	Euro Schatz Index	Dec. 2024	357,906	(1,772)

				27,897

				$(16,232)

Forward foreign currency exchange contracts outstanding at September 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/24	BARC	BRL	662	$122,000	$121,484	$—	$(516)
Expiring 10/02/24	DB	BRL	4,982	903,898	914,362	10,464	—
Expiring 11/04/24	GSI	BRL	5,665	1,018,393	1,035,521	17,128	—
Chilean Peso,
Expiring 12/18/24	GSI	CLP	132,198	140,136	146,912	6,776	—
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	869	122,000	124,419	2,419	—
Colombian Peso,
Expiring 12/18/24	CITI	COP	774,362	177,994	182,278	4,284	—
Expiring 12/18/24	CITI	COP	765,314	177,870	180,148	2,278	—
Czech Koruna,
Expiring 10/21/24	BARC	CZK	8,544	379,000	377,391	—	(1,609)
Euro,
Expiring 10/21/24	GSI	EUR	2,098	2,306,438	2,337,554	31,116	—
Expiring 10/21/24	SSB	EUR	2,768	3,058,961	3,083,647	24,686	—
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	42,793	118,200	119,796	1,596	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 12/18/24	GSI	INR	43,872	$523,000	$521,549	$—	$(1,451)
Expiring 12/18/24	HSBC	INR	71,953	853,590	855,365	1,775	—
Expiring 12/18/24	HSBC	INR	31,456	374,000	373,946	—	(54)
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	3,903,744	256,000	256,244	244	—
Expiring 12/18/24	MSI	IDR	19,594,064	1,266,331	1,286,168	19,837	—
Mexican Peso,
Expiring 12/18/24	BARC	MXN	11,710	579,715	587,525	7,810	—
Philippine Peso,
Expiring 12/18/24	HSBC	PHP	42,842	759,404	763,042	3,638	—
Polish Zloty,
Expiring 10/21/24	BARC	PLN	1,189	310,000	308,686	—	(1,314)
Expiring 10/21/24	CITI	PLN	752	190,794	195,281	4,487	—
South African Rand,
Expiring 12/18/24	MSI	ZAR	4,554	256,000	261,825	5,825	—
Expiring 12/18/24	TD	ZAR	2,208	122,000	126,959	4,959	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	697,258	527,000	530,790	3,790	—
Expiring 12/18/24	CITI	KRW	401,450	301,000	305,605	4,605	—
Expiring 12/18/24	HSBC	KRW	388,272	298,000	295,575	—	(2,425)
Thai Baht,
Expiring 12/18/24	CITI	THB	3,946	122,000	123,288	1,288	—
Expiring 12/18/24	HSBC	THB	9,810	305,000	306,468	1,468	—
Expiring 12/18/24	JPM	THB	8,744	266,000	273,171	7,171	—
Expiring 12/18/24	JPM	THB	6,473	196,047	202,232	6,185	—
Expiring 12/18/24	SCB	THB	8,696	263,000	271,667	8,667	—
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	7,785	220,000	227,189	7,189	—
Expiring 10/09/24	HSBC	TRY	21,216	596,000	614,710	18,710	—
Expiring 10/23/24	BOA	TRY	16,873	478,405	481,341	2,936	—
Expiring 10/30/24	BARC	TRY	7,803	220,576	220,661	85	—
Expiring 11/05/24	HSBC	TRY	8,071	227,456	226,966	—	(490)
Expiring 12/18/24	BARC	TRY	9,474	244,328	254,397	10,069	—
Expiring 12/18/24	BARC	TRY	7,136	184,242	191,637	7,395	—

				$18,464,778	$18,685,799	228,880	(7,859)

See Notes to Financial Statements.

PGIM Balanced Fund 69

Schedule of Investments (continued)

as of September 30, 2024

Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/24	GSI	BRL	5,644	$1,018,388	$1,035,846	$—	$(17,458)
British Pound,
Expiring 10/21/24	BARC	GBP	126	162,047	168,676	—	(6,629)
Expiring 10/21/24	SSB	GBP	147	191,378	196,308	—	(4,930)
Expiring 10/21/24	TD	GBP	2,345	3,043,173	3,134,468	—	(91,295)
Canadian Dollar,
Expiring 10/21/24	HSBC	CAD	146	106,903	107,921	—	(1,018)
Chilean Peso,
Expiring 12/18/24	TD	CLP	246,147	270,000	273,543	—	(3,543)
Chinese Renminbi,
Expiring 11/12/24	MSI	CNH	23,670	3,323,449	3,390,373	—	(66,924)
Expiring 11/12/24	MSI	CNH	2,950	414,000	422,509	—	(8,509)
Expiring 11/12/24	MSI	CNH	2,927	411,000	419,288	—	(8,288)
Colombian Peso,
Expiring 12/18/24	BARC	COP	517,250	122,000	121,756	244	—
Expiring 12/18/24	DB	COP	721,756	168,810	169,895	—	(1,085)
Expiring 12/18/24	DB	COP	698,468	162,190	164,413	—	(2,223)
Expiring 12/18/24	GSI	COP	1,103,387	262,000	259,726	2,274	—
Expiring 12/18/24	GSI	COP	806,268	190,589	189,788	801	—
Czech Koruna,
Expiring 10/21/24	HSBC	CZK	5,666	250,000	250,272	—	(272)
Expiring 10/21/24	MSI	CZK	34,405	1,481,692	1,519,668	—	(37,976)
Euro,
Expiring 10/21/24	CITI	EUR	282	310,355	314,724	—	(4,369)
Expiring 10/21/24	GSI	EUR	4,782	5,238,117	5,328,467	—	(90,350)
Expiring 10/21/24	HSBC	EUR	4,782	5,234,893	5,328,467	—	(93,574)
Expiring 10/21/24	SSB	EUR	6,940	7,479,374	7,732,538	—	(253,164)
Expiring 10/21/24	SSB	EUR	5,210	5,695,661	5,804,481	—	(108,820)
Expiring 10/21/24	TD	EUR	817	891,812	910,395	—	(18,583)
Hungarian Forint,
Expiring 10/21/24	UAG	HUF	97,480	267,000	272,890	—	(5,890)
Mexican Peso,
Expiring 12/18/24	JPM	MXN	4,374	224,000	219,462	4,538	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	10,103	319,000	322,235	—	(3,235)
Expiring 12/18/24	CITI	TWD	35,013	1,088,884	1,116,737	—	(27,853)
Expiring 12/18/24	JPM	TWD	18,492	584,524	589,800	—	(5,276)
Expiring 12/18/24	JPM	TWD	11,750	372,000	374,752	—	(2,752)
Expiring 12/18/24	MSI	TWD	20,768	658,000	662,407	—	(4,407)
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	1,356	356,712	365,626	—	(8,914)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 12/18/24	CITI	PHP	17,618	$315,000	$313,787	$1,213	$—
Expiring 12/18/24	HSBC	PHP	10,505	187,083	187,109	—	(26)
Expiring 12/18/24	SCB	PHP	32,364	578,000	576,419	1,581	—
Polish Zloty,
Expiring 10/21/24	BOA	PLN	956	242,000	248,164	—	(6,164)
Singapore Dollar,
Expiring 12/18/24	SCB	SGD	1,147	882,754	896,132	—	(13,378)
South Korean Won,
Expiring 12/18/24	BOA	KRW	326,449	244,034	248,511	—	(4,477)
Expiring 12/18/24	MSI	KRW	1,444,196	1,086,495	1,099,399	—	(12,904)
Thai Baht,
Expiring 12/18/24	JPM	THB	35,735	1,067,836	1,116,371	—	(48,535)
Expiring 12/18/24	JPM	THB	17,553	523,571	548,350	—	(24,779)
Expiring 12/18/24	JPM	THB	9,042	269,426	282,483	—	(13,057)
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	7,785	227,327	227,189	138	—

				$45,921,477	$46,911,345	10,789	(1,000,657)

						$239,669	$(1,008,516)

Credit default swap agreements outstanding at September 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	850	*	$1,944	$—	$1,944	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(21,849)	$(16,554)	$(5,295)	BARC
U.S. Treasury Bond	06/20/25	0.250%(Q)	EUR	715	(394)	(278)	(116)	BARC

See Notes to Financial Statements.

PGIM Balanced Fund 71

Schedule of Investments (continued)

as of September 30, 2024

Credit default swap agreements outstanding at September 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Bond	06/20/25	0.250%(Q)	EUR	240	$(132)	$(93)	$(39)	BARC
United Mexican States	12/20/24	1.000%(Q)		400	(873)	(209)	(664)	BARC

					$(23,248)	$(17,134)	$(6,114)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		470	0.277%	$4,225	$4,121	$104	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		470	0.245%	4,402	4,178	224	GSI
Morgan Stanley	12/20/25	1.000%(Q)		470	0.263%	4,302	4,121	181	GSI
Petroleos Mexicanos	12/20/24	1.000%(Q)		400	1.360%	(197)	(915)	718	BARC
U.S. Treasury Bond	12/20/24	0.250%(Q)	EUR	715	0.147%	243	256	(13)	BARC
U.S. Treasury Bond	12/20/24	0.250%(Q)	EUR	250	0.147%	85	119	(34)	DB
U.S. Treasury Bond	12/20/24	0.250%(Q)	EUR	240	0.147%	82	86	(4)	BARC

						$13,142	$11,966	$1,176

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	1,250	3.057%	$77,937	$98,827	$20,890
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	1,100	3.303%	79,954	81,949	1,995
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	34,960	0.528%	792,783	792,294	(489)

						$950,674	$973,070	$22,396

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/4.950%	$(34,697)	$76,340	$111,037
GBP	2,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/4.950%	237,353	222,722	(14,631)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/4.950%	(8,272)	39,650	47,922

See Notes to Financial Statements.

PGIM Balanced Fund 73

Schedule of Investments (continued)

as of September 30, 2024

Interest rate swap agreements outstanding at September 30, 2024 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,452	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/4.960%	$—	$(2,624)	$(2,624)
5,724	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/4.960%	—	6,128	6,128
12,993	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/4.960%	—	11,190	11,190
27,355	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/4.960%	—	122,216	122,216
20,450	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/4.960%	1,848	55,508	53,660
11,110	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/4.960%	—	(82,020)	(82,020)
14,015	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/4.960%	—	(206,806)	(206,806)
2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/4.960%	479	(61,350)	(61,829)
5,435	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/4.960%	1,768	134,316	132,548
3,385	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/4.960%	(3,599)	(126,545)	(122,946)
635	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/4.960%	289,857	244,314	(45,543)

				$484,737	$433,039	$(51,698)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/4.430%	GSI	03/20/25	(6,799)	$98,412	$—	$98,412
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/5.030%	JPM	01/07/25	5,225	417,950	—	417,950
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/5.040%	BOA	01/07/25	9,105	670,914	—	670,914

See Notes to Financial Statements.

Total return swap agreements outstanding at September 30, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/5.060%	GSI	02/03/25	5,970	$97,669	$—	$97,669
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/5.060%	JPM	02/04/25	4,325	(54,009)	—	(54,009)

					$1,230,936	$—	$1,230,936

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$12,881	$(18,049)	$1,288,116	$(60,174)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$2,592,785
GS	—	49,506

Total	$—	$2,642,291

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Balanced Fund 75

Schedule of Investments (continued)

as of September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$1,057,645	$—	$—
Common Stocks	514,004,902	105,933,697	29,013
Preferred Stocks	1,973,072	287,639	13,234
Unaffiliated Exchange-Traded Funds	584,055	—	—
Asset-Backed Securities
Automobiles	—	6,282,225	—
Collateralized Loan Obligations	—	34,498,907	—
Consumer Loans	—	2,922,807	—
Equipment	—	93,404	—
Home Equity Loans	—	1,529,351	—
Other	—	1,274,276	—
Student Loans	—	622,655	—
Commercial Mortgage-Backed Securities	—	58,547,648	—
Corporate Bonds	—	157,479,617	3,903
Floating Rate and Other Loans	—	444,009	30,040
Municipal Bonds	—	2,422,855	—
Residential Mortgage-Backed Securities	—	9,288,812	—
Sovereign Bonds	—	7,070,329	—
U.S. Government Agency Obligations	—	68,352,026	—
U.S. Treasury Obligations	—	41,714,355	—
Short-Term Investments
Affiliated Mutual Funds	13,162,605	—	—
U.S. Treasury Obligation	—	49,506	—

Total	$530,782,279	$498,814,118	$76,190

Liabilities
Option Written	$—	$(2,309)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—
Futures Contracts	131,474	—	—
OTC Forward Foreign Currency Exchange Contracts	—	239,669	—
Centrally Cleared Credit Default Swap Agreements	—	22,885	—
OTC Credit Default Swap Agreements	—	13,339	1,944
Centrally Cleared Interest Rate Swap Agreements	—	484,701	—
OTC Total Return Swap Agreements	—	1,284,945	—

Total	$131,474	$2,045,539	$1,944

Liabilities
Futures Contracts	$(147,706)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,008,516)	—
Centrally Cleared Credit Default Swap Agreement	—	(489)	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreements	$—	$(23,445)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(536,399)	—
OTC Total Return Swap Agreement	—	(54,009)	—

Total	$(147,706)	$(1,622,858)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded corporate bond commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2024 were as follows:

Banks	6.9%
U.S. Government Agency Obligations	6.6
Semiconductors & Semiconductor Equipment	6.0
Commercial Mortgage-Backed Securities	5.7
Software	4.8
U.S. Treasury Obligations	4.0
Technology Hardware, Storage & Peripherals	4.0
Pharmaceuticals	3.6
Collateralized Loan Obligations	3.3
Interactive Media & Services	3.2
Oil, Gas & Consumable Fuels	2.4
Financial Services	2.3
Insurance	2.1
Aerospace & Defense	2.0
Broadline Retail	1.9
Automobiles	1.9
Capital Markets	1.7
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	1.3
Biotechnology	1.2
Electric	1.2
Health Care Equipment & Supplies	1.2
Specialty Retail	1.1
Beverages	1.0
Telecommunications	1.0
Consumer Staples Distribution & Retail	1.0
Health Care Providers & Services	0.9
Diversified Telecommunication Services	0.9

Life Sciences Tools & Services	0.9%
Residential Mortgage-Backed Securities	0.9
Pipelines	0.9
Oil & Gas	0.9
Hotels, Restaurants & Leisure	0.9
Chemicals	0.8
Entertainment	0.8
Ground Transportation	0.8
Real Estate Investment Trusts (REITs)	0.8
Machinery	0.8
Communications Equipment	0.7
Household Products	0.7
Sovereign Bonds	0.7
Electric Utilities	0.7
Electrical Equipment	0.6
Metals & Mining	0.6
Healthcare-Services	0.6
Media	0.6
Electronic Equipment, Instruments & Components	0.5
IT Services	0.5
Industrial Conglomerates	0.5
Multi-Utilities	0.4
Industrial REITs	0.4
Real Estate Management & Development	0.4
Agriculture	0.4
Building Products	0.4
Air Freight & Logistics	0.4
Construction Materials	0.4
Food Products	0.4

See Notes to Financial Statements.

PGIM Balanced Fund 77

Schedule of Investments (continued)

as of September 30, 2024

Industry Classification (continued):

Auto Manufacturers	0.3%
Commercial Services & Supplies	0.3
Residential REITs	0.3
Textiles, Apparel & Luxury Goods	0.3
Consumer Loans	0.3
Independent Power & Renewable Electricity Producers	0.3
Foods	0.3
Tobacco	0.3
Municipal Bonds	0.2
Specialized REITs	0.2
Retail	0.2
Trading Companies & Distributors	0.2
Construction & Engineering	0.2
Home Builders	0.2
Commercial Services	0.2
Professional Services	0.2
Lodging	0.2
Household Durables	0.2
Passenger Airlines	0.2
Diversified Financial Services	0.2
Auto Parts & Equipment	0.2
Engineering & Construction	0.2
Gas	0.2
Semiconductors	0.2
Home Equity Loans	0.2
Packaging & Containers	0.1
Transportation	0.1
Health Care REITs	0.1
Automobile Components	0.1
Wireless Telecommunication Services	0.1
Miscellaneous Manufacturing	0.1
Other	0.1
Mining	0.1
Retail REITs	0.1
Electronics	0.1
Affiliated Exchange-Traded Fund	0.1
Marine Transportation	0.1
Leisure Time	0.1

Airlines	0.1%
Building Materials	0.1
Leisure Products	0.1
Trucking & Leasing	0.1
Machinery-Diversified	0.1
Transportation Infrastructure	0.1
Energy Equipment & Services	0.1
Consumer Finance	0.1
Student Loans	0.1
Real Estate	0.1
Unaffiliated Exchange-Traded Funds	0.1
Diversified Consumer Services	0.1
Paper & Forest Products	0.0	*
Healthcare-Products	0.0	*
Distribution/Wholesale	0.0	*
Computers	0.0	*
Oil & Gas Services	0.0	*
Office REITs	0.0	*
Water Utilities	0.0	*
Gas Utilities	0.0	*
Containers & Packaging	0.0	*
Housewares	0.0	*
Diversified REITs	0.0	*
Personal Care Products	0.0	*
Health Care Technology	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Equipment	0.0	*
Environmental Control	0.0	*
Multi-National	0.0	*
Hotel & Resort REITs	0.0	*

	99.9
Option Written	(0.0	)*
Other assets in excess of liabilities	0.1

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and

See Notes to Financial Statements.

Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$22,885*		Due from/to broker-variation margin swaps	$489*

Credit contracts	Premiums paid for OTC swap agreements	12,881		Premiums received for OTC swap agreements	18,049
Credit contracts	—	—		Options written outstanding, at value	2,309
Credit contracts	Unrealized appreciation on OTC swap agreements	3,171		Unrealized depreciation on OTC swap agreements	6,165

Equity contracts	Due from/to broker-variation margin futures	37,997	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	239,669		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,008,516
Interest rate contracts	Due from/to broker-variation margin futures	93,477	*	Due from/to broker-variation margin futures	147,706	*
Interest rate contracts	Due from/to broker-variation margin swaps	484,701	*	Due from/to broker-variation margin swaps	536,399	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,284,945		Unrealized depreciation on OTC swap agreements	54,009

		$2,179,726			$1,773,642

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Balanced Fund 79

Schedule of Investments (continued)

as of September 30, 2024

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$549	$—	$—	$1,105,195
Equity contracts	—	492,400	—	—
Foreign exchange contracts	—	—	420,251	—
Interest rate contracts	—	573,702	—	(1,850,368)

Total	$549	$1,066,102	$420,251	$(745,173)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$4,896	$—	$—	$(7,310)
Equity contracts	—	160,420	—	—
Foreign exchange contracts	—	—	(1,867,118)	—
Interest rate contracts	—	1,106,847	—	1,671,521

Total	$4,896	$1,267,267	$(1,867,118)	$1,664,211

For the year ended September 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$4,554,000

Futures Contracts - Long Positions (1)	89,793,985

Futures Contracts - Short Positions (1)	14,501,872

Forward Foreign Currency Exchange Contracts - Purchased (2)	16,596,761

Forward Foreign Currency Exchange Contracts - Sold (2)	42,103,740

Cross Currency Exchange Contracts (3)	378,998

Interest Rate Swap Agreements (1)	90,930,058

Credit Default Swap Agreements - Buy Protection (1)	1,355,720

Credit Default Swap Agreements - Sell Protection (1)	16,771,355

Total Return Swap Agreements (1)	27,501,396

*	Average volume is based on average quarter end balances for the year ended September 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

See Notes to Financial Statements.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$3,124,445	$(3,124,445)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$29,082	$(34,248)	$(5,166)	$—	$(5,166)
BNP	—	(2,309)	(2,309)	—	(2,309)
BOA	675,690	(22,790)	652,900	(652,900)	—
CITI	21,945	(32,222)	(10,277)	—	(10,277)
DB	10,583	(3,342)	7,241	—	7,241
GSI	269,049	(109,259)	159,790	—	159,790
HSBC	32,918	(97,859)	(64,941)	—	(64,941)
JPM	435,844	(148,408)	287,436	(287,436)	—
MSI	25,662	(139,008)	(113,346)	—	(113,346)
SCB	10,248	(13,378)	(3,130)	—	(3,130)
SSB	24,686	(366,914)	(342,228)	285,346	(56,882)
TD	4,959	(113,421)	(108,462)	—	(108,462)
UAG	—	(5,890)	(5,890)	—	(5,890)

	$1,540,666	$(1,089,048)	$451,618	$(654,990)	$(203,372)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Balanced Fund 81

Statement of Assets and Liabilities

as of September 30, 2024

Assets

Investments at value, including securities on loan of $3,124,445:
Unaffiliated investments (cost $814,934,034)	$1,015,452,337
Affiliated investments (cost $14,216,251)	14,220,250
Cash	328
Foreign currency, at value (cost $1,005,297)	1,007,279
Receivable for investments sold	11,100,639
Dividends and interest receivable	3,787,046
Unrealized appreciation on OTC swap agreements	1,288,116
Receivable for Fund shares sold	751,936
Tax reclaim receivable	488,697
Unrealized appreciation on OTC forward foreign currency exchange contracts	239,669
Premiums paid for OTC swap agreements	12,881
Prepaid expenses	9,870

Total Assets	1,048,359,048

Liabilities

Payable for investments purchased	11,194,418
Payable to broker for collateral for securities on loan	3,191,264
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,008,516
Payable for Fund shares purchased	787,355
Management fee payable	438,649
Foreign capital gains tax liability accrued	366,655
Accrued expenses and other liabilities	361,531
Distribution fee payable	223,791
Due to broker—variation margin futures	194,509
Affiliated transfer agent fee payable	60,799
Unrealized depreciation on OTC swap agreements	60,174
Premiums received for OTC swap agreements	18,049
Options written outstanding, at value (premiums received $7,184)	2,309
Due to broker—variation margin swaps	268
Directors’ fees payable	239

Total Liabilities	17,908,526

Net Assets	$1,030,450,522

Net assets were comprised of:
Common stock, at par	$55,245
Paid-in capital in excess of par	783,438,370
Total distributable earnings (loss)	246,956,907

Net assets, September 30, 2024	$1,030,450,522

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($742,274,597 ÷ 39,900,936 shares of common stock issued and outstanding)	$18.60
Maximum sales charge (3.25% of offering price)	0.62

Maximum offering price to public	$19.22

Class C

Net asset value, offering price and redemption price per share, ($53,051,559 ÷ 2,830,769 shares of common stock issued and outstanding)	$18.74

Class R

Net asset value, offering price and redemption price per share, ($31,497 ÷ 1,692 shares of common stock issued and outstanding)	$18.61

Class Z

Net asset value, offering price and redemption price per share, ($116,245,447 ÷ 6,187,843 shares of common stock issued and outstanding)	$18.79

Class R6

Net asset value, offering price and redemption price per share, ($118,847,422 ÷ 6,323,439 shares of common stock issued and outstanding)	$18.79

See Notes to Financial Statements.

PGIM Balanced Fund 83

Statement of Operations

Year Ended September 30, 2024

Net Investment Income (Loss)

Income
Interest income	$18,113,363
Unaffiliated dividend income (net of $516,952 foreign withholding tax)	10,685,051
Affiliated dividend income	890,938
Income from securities lending, net (including affiliated income of $8,410)	9,984

Total income	29,699,336

Expenses
Management fee	6,325,122
Distribution fee(a)	2,638,041
Transfer agent’s fees and expenses (including affiliated expense of $371,516)(a)	976,088
Custodian and accounting fees	269,287
Shareholders’ reports	90,092
Registration fees(a)	88,825
Professional fees	72,288
Audit fee	53,424
Directors’ fees	23,249
Miscellaneous	71,636

Total expenses	10,608,052
Less: Fee waiver and/or expense reimbursement(a)	(1,046,555)
Distribution fee waiver(a)	(70)

Net expenses	9,561,427

Net investment income (loss)	20,137,909

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,527) (net of foreign capital gains taxes $(126,669))	55,761,898
Futures transactions	1,066,102
Forward and cross currency contract transactions	420,251
Options written transactions	549
Swap agreement transactions	(745,173)
Foreign currency transactions	(461,277)

56,042,350

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,886) (net of change in foreign capital gains taxes $(291,416))	141,338,057
Futures	1,267,267
Forward and cross currency contracts	(1,867,118)
Options written	4,896
Swap agreements	1,664,211
Foreign currencies	13,241

142,420,554

Net gain (loss) on investment and foreign currency transactions	198,462,904

Net Increase (Decrease) In Net Assets Resulting From Operations	$218,600,813

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	2,086,990	550,842	209	—	—
Transfer agent’s fees and expenses	756,084	70,641	568	147,033	1,762
Registration fees	27,770	17,530	6,813	15,400	21,312
Fee waiver and/or expense reimbursement	(849,488)	(33,098)	(7,306)	(76,383)	(80,280)
Distribution fee waiver	—	—	(70)	—	—

See Notes to Financial Statements.

PGIM Balanced Fund 85

Statements of Changes in Net Assets

	Year Ended

	September 30,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$20,137,909	$19,527,984
Net realized gain (loss) on investment and foreign currency transactions	56,042,350	5,734,289
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	142,420,554	84,707,147

Net increase (decrease) in net assets resulting from operations	218,600,813	109,969,420

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,816,715)	(14,280,270)
Class C	(811,543)	(846,320)
Class R	(512)	(1,742)
Class Z	(3,150,242)	(2,729,302)
Class R6	(2,423,192)	(2,158,971)

	(22,202,204)	(20,016,605)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	119,645,937	81,337,380
Net asset value of shares issued in reinvestment of dividends and distributions	21,753,026	19,628,243
Cost of shares purchased	(203,484,982)	(167,597,777)

Net increase (decrease) in net assets from Fund share transactions	(62,086,019)	(66,632,154)

Total increase (decrease)	134,312,590	23,320,661

Net Assets:
Beginning of year	896,137,932	872,817,271

End of year	$1,030,450,522	$896,137,932

See Notes to Financial Statements.

Financial Highlights

Class A Shares

	Year Ended September 30,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.18	$13.75	$18.70	$15.96	$15.61
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.32	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.46	1.44	(3.02)	2.75	0.63
Total from investment operations	3.81	1.76	(2.78)	2.98	0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.33)	(0.29)	(0.20)	(0.24)
Distributions from net realized gains	-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(0.39)	(0.33)	(2.17)	(0.24)	(0.52)
Net asset value, end of year	$18.60	$15.18	$13.75	$18.70	$15.96
Total Return(b):	25.36%	12.83%	(16.95)%	18.76%	5.64%

Ratios/Supplemental Data:
Net assets, end of year (000)	$742,275	$639,625	$615,650	$760,976	$616,646
Average net assets (000)	$695,663	$652,990	$732,873	$710,895	$593,393
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.12%	1.15%	1.12%	1.11%	1.16%
Net investment income (loss)	2.05%	2.13%	1.46%	1.28%	1.52%
Portfolio turnover rate(d)(e)	107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 87

Financial Highlights (continued)

Class C Shares

	Year Ended September 30,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.29	$13.85	$18.81	$16.06	$15.71
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.20	0.11	0.09	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.49	1.45	(3.03)	2.77	0.64
Total from investment operations	3.70	1.65	(2.92)	2.86	0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.21)	(0.16)	(0.07)	(0.13)
Distributions from net realized gains	-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(0.25)	(0.21)	(2.04)	(0.11)	(0.41)
Net asset value, end of year	$18.74	$15.29	$13.85	$18.81	$16.06
Total Return(b):	24.39%	11.89%	(17.58)%	17.82%	4.77%

Ratios/Supplemental Data:
Net assets, end of year (000)	$53,052	$56,162	$65,656	$93,656	$95,166
Average net assets (000)	$55,084	$63,635	$85,096	$96,972	$102,396
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.81%	1.82%	1.79%	1.78%	1.77%
Expenses before waivers and/or expense reimbursement	1.87%	1.88%	1.84%	1.82%	1.84%
Net investment income (loss)	1.24%	1.30%	0.65%	0.50%	0.75%
Portfolio turnover rate(d)(e)	107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the year.

(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares

	Year Ended September 30,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.19	$13.75	$18.70	$15.97	$15.64
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.25	0.16	0.14	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.46	1.45	(3.02)	2.75	0.64
Total from investment operations	3.73	1.70	(2.86)	2.89	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.26)	(0.21)	(0.12)	(0.19)
Distributions from net realized gains	-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(0.31)	(0.26)	(2.09)	(0.16)	(0.47)
Net asset value, end of year	$18.61	$15.19	$13.75	$18.70	$15.97
Total Return(b):	24.76%	12.37%	(17.36)%	18.15%	5.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31	$31	$209	$427	$1,135
Average net assets (000)	$28	$120	$402	$675	$1,439
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses before waivers and/or expense reimbursement	27.98%	7.12%	3.39%	2.72%	2.61%
Net investment income (loss)	1.57%	1.66%	0.97%	0.80%	1.04%
Portfolio turnover rate(d)(e)	107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the year.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 89

Financial Highlights (continued)

Class Z Shares

	Year Ended September 30,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.32	$13.87	$18.85	$16.09	$15.73
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.35	0.28	0.27	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.50	1.46	(3.05)	2.77	0.65
Total from investment operations	3.89	1.81	(2.77)	3.04	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.36)	(0.33)	(0.24)	(0.28)
Distributions from net realized gains	-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(0.42)	(0.36)	(2.21)	(0.28)	(0.56)
Net asset value, end of year	$18.79	$15.32	$13.87	$18.85	$16.09
Total Return(b):	25.70%	13.02%	(16.74)%	18.99%	5.90%

Ratios/Supplemental Data:
Net assets, end of year (000)	$116,245	$112,934	$113,095	$171,776	$147,635
Average net assets (000)	$127,119	$115,259	$146,908	$165,225	$156,846
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78%	0.79%	0.78%	0.77%	0.78%
Expenses before waivers and/or expense reimbursement	0.84%	0.85%	0.83%	0.81%	0.85%
Net investment income (loss)	2.28%	2.33%	1.65%	1.50%	1.74%
Portfolio turnover rate(d)(e)	107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the year.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares

	Year Ended September 30,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.33	$13.88	$18.86	$16.10	$15.74
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.38	0.30	0.30	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.50	1.45	(3.05)	2.76	0.65
Total from investment operations	3.91	1.83	(2.75)	3.06	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.38)	(0.35)	(0.26)	(0.30)
Distributions from net realized gains	-	-	(1.88)	(0.04)	(0.28)
Total dividends and distributions	(0.45)	(0.38)	(2.23)	(0.30)	(0.58)
Net asset value, end of year	$18.79	$15.33	$13.88	$18.86	$16.10
Total Return(b):	25.79%	13.24%	(16.66)%	19.12%	6.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$118,847	$87,387	$78,207	$85,533	$54,613
Average net assets (000)	$95,201	$85,614	$88,957	$71,970	$44,247
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.73%	0.73%	0.72%	0.72%	0.74%
Net investment income (loss)	2.40%	2.48%	1.82%	1.63%	1.88%
Portfolio turnover rate(d)(e)	107%	141%	109%	85%	108%

(a)	Calculated based on average shares outstanding during the year.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.

(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Balanced Fund 91

Notes to Financial Statements

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Balanced Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing

PGIM Balanced Fund 93

Notes to Financial Statements (continued)

transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain

PGIM Balanced Fund 95

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exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the

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valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the

PGIM Balanced Fund 99

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participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments.

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The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is

PGIM Balanced Fund 103

Notes to Financial Statements (continued)

included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, PGIM Limited, and PGIM Quantitative Solutions LLC (collectively the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.65% of average daily net assets up to and including $1 billion;	0.65%

0.60% on average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.00%

C	—

R	1.47

Z	—

R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2026 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

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Notes to Financial Statements (continued)

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the year ended September 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$401,153	$9,358

C	—	2,984

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$949,641,841	$1,028,510,558

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended September 30, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
Long-Term Investment - Affiliated Exchange Traded Fund(1)(wa):

PGIM AAA CLO ETF

$ —	$ 1,053,777	$ —	$3,868	$ —	$ 1,057,645	20,641	$ 7,445

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(1)(wa)
$ 9,193,037	$283,354,710	$282,583,953	$ —	$ —	$ 9,963,794	9,963,794	$883,493

PGIM Institutional Money Market Fund (7-day effective yield 5.160%)(1)(b)(wa)

2,492,330	31,566,863	30,861,927	18	1,527	3,198,811	3,200,091	8,410	(2)

$11,685,367	$314,921,573	$313,445,880	$ 18	$1,527	$13,162,605		$891,903

$11,685,367	$315,975,350	$313,445,880	$3,886	$1,527	$14,220,250		$899,348

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

PGIM Balanced Fund 107

Notes to Financial Statements (continued)

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$22,202,204	$—	$—	$22,202,204

For the year ended September 30, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$20,016,605	$—	$—	$20,016,605

For the year ended September 30, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$21,440,781	$29,744,943

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$833,493,888	$233,051,640	$(36,323,101)	$196,728,539

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, defaulted securities, investments in passive foreign investment companies, mark-to-market of futures and forwards contracts and other cost basis differences between GAAP and tax accounting.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$—	$7,029,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock at $0.001 par value per share, 923,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	125,000,000
B	3,000,000
C	25,000,000
R	125,000,000
Z	280,000,000
T	75,000,000
R6	290,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of September 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	70,556	1.1%

PGIM Balanced Fund 109

Notes to Financial Statements (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	47.4

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Year ended September 30, 2024:

Shares sold	3,068,074	$51,938,560

Shares issued in reinvestment of dividends and distributions	917,730	15,579,523

Shares purchased	(6,444,054)	(109,034,426)

Net increase (decrease) in shares outstanding before conversion	(2,458,250)	(41,516,343)

Shares issued upon conversion from other share class(es)	592,652	10,105,067

Shares purchased upon conversion into other share class(es)	(368,760)	(6,334,630)

Net increase (decrease) in shares outstanding	(2,234,358)	$(37,745,906)

Year ended September 30, 2023:

Shares sold	2,635,515	$39,517,647

Shares issued in reinvestment of dividends and distributions	926,541	14,076,612

Shares purchased	(6,549,489)	(98,470,568)

Net increase (decrease) in shares outstanding before conversion	(2,987,433)	(44,876,309)

Shares issued upon conversion from other share class(es)	568,754	8,577,200

Shares purchased upon conversion into other share class(es)	(229,294)	(3,429,667)

Net increase (decrease) in shares outstanding	(2,647,973)	$(39,728,776)

Class C

Year ended September 30, 2024:

Shares sold	332,765	$5,710,781

Shares issued in reinvestment of dividends and distributions	47,139	803,396

Shares purchased	(598,299)	(10,153,103)

Net increase (decrease) in shares outstanding before conversion	(218,395)	(3,638,926)

Shares purchased upon conversion into other share class(es)	(622,915)	(10,690,497)

Net increase (decrease) in shares outstanding	(841,310)	$(14,329,423)

Share Class	Shares	Amount

Year ended September 30, 2023:

Shares sold	317,347	$4,806,068

Shares issued in reinvestment of dividends and distributions	54,766	838,470

Shares purchased	(857,019)	(13,004,371)

Net increase (decrease) in shares outstanding before conversion	(484,906)	(7,359,833)

Shares purchased upon conversion into other share class(es)	(584,059)	(8,856,669)

Net increase (decrease) in shares outstanding	(1,068,965)	$(16,216,502)

Class R

Year ended September 30, 2024:

Shares sold	172	$2,919

Shares issued in reinvestment of dividends and distributions	30	512

Shares purchased	(545)	(8,481)

Net increase (decrease) in shares outstanding	(343)	$(5,050)

Year ended September 30, 2023:

Shares sold	212	$3,184

Shares issued in reinvestment of dividends and distributions	116	1,742

Shares purchased	(13,494)	(200,300)

Net increase (decrease) in shares outstanding	(13,166)	$(195,374)

Class Z

Year ended September 30, 2024:

Shares sold	1,377,259	$23,055,855

Shares issued in reinvestment of dividends and distributions	171,894	2,946,940

Shares purchased	(3,100,549)	(54,624,505)

Net increase (decrease) in shares outstanding before conversion	(1,551,396)	(28,621,710)

Shares issued upon conversion from other share class(es)	380,317	6,582,681

Shares purchased upon conversion into other share class(es)	(11,530)	(202,045)

Net increase (decrease) in shares outstanding	(1,182,609)	$(22,241,074)

Year ended September 30, 2023:

Shares sold	1,322,403	$20,198,499

Shares issued in reinvestment of dividends and distributions	166,626	2,552,920

Shares purchased	(2,431,784)	(36,737,614)

Net increase (decrease) in shares outstanding before conversion	(942,755)	(13,986,195)

Shares issued upon conversion from other share class(es)	180,779	2,708,195

Shares purchased upon conversion into other share class(es)	(18,908)	(290,638)

Net increase (decrease) in shares outstanding	(780,884)	$(11,568,638)

PGIM Balanced Fund 111

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class R6

Year ended September 30, 2024:

Shares sold	2,170,512	$38,937,822

Shares issued in reinvestment of dividends and distributions	141,410	2,422,655

Shares purchased	(1,719,082)	(29,664,467)

Net increase (decrease) in shares outstanding before conversion	592,840	11,696,010

Shares issued upon conversion from other share class(es)	34,032	596,688

Shares purchased upon conversion into other share class(es)	(3,205)	(57,264)

Net increase (decrease) in shares outstanding	623,667	$12,235,434

Year ended September 30, 2023:

Shares sold	1,103,799	$16,811,982

Shares issued in reinvestment of dividends and distributions	140,654	2,158,499

Shares purchased	(1,263,543)	(19,184,924)

Net increase (decrease) in shares outstanding before conversion	(19,090)	(214,443)

Shares issued upon conversion from other share class(es)	85,274	1,302,210

Shares purchased upon conversion into other share class(es)	(673)	(10,631)

Net increase (decrease) in shares outstanding	65,511	$1,077,136

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended September 30, 2024. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $1,577,000, borrowed at a weighted average interest rate of 6.43%. The maximum loan outstanding amount during the period was $1,577,000. At September 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Asset Allocation Risk: PGIM Quantitative Solutions may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed

PGIM Balanced Fund 113

Notes to Financial Statements (continued)

income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For

PGIM Balanced Fund 115

Notes to Financial Statements (continued)

example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover

PGIM Balanced Fund 117

Notes to Financial Statements (continued)

generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the financials and information technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the

Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

PGIM Balanced Fund 119

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Prudential Investment Portfolios, Inc. and Shareholders of PGIM Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Balanced Fund (one of the funds constituting The Prudential Investment Portfolios, Inc., referred to hereafter as the “Fund”) as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively ref erred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 202 4 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 21, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Balanced Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Balanced Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

[1]	PGIM Balanced Fund is a series of The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income. The Board noted that PGIM Quantitative Solutions, PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

Visit our website at pgim.com/investments

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions, PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Quantitative Solutions’, PGIML’s and PGIM Fixed Income’s organizational structures, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by each of PGIM Quantitative Solutions, PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’

PGIM Balanced Fund

Approval of Advisory Agreements (continued)

investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions, PGIML PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions, PGIML and PGIM Fixed Income included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Quantitative Solutions, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

Visit our website at pgim.com/investments

The mutual funds included in the peer universe, which was used to consider performance and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods and underperformed its benchmark index over the remaining periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class A shares, 0.65% for Class R6 shares, and 1.47% for Class R shares through January 31, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Balanced Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Table of Contents	Financial Statements and Other Information	September 30, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Focused Value Fund	2
PGIM Jennison Growth Fund	16
Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

1

PGIM Jennison Focused Value Fund

Schedule of Investments

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS

Aerospace & Defense 4.5%
Airbus SE (France)	29,482	$4,314,878
General Electric Co.	33,304	6,280,468

		10,595,346

Automobiles 2.4%
General Motors Co.	123,504	5,537,919

Banks 13.3%
Bank of America Corp.	170,294	6,757,266
JPMorgan Chase & Co.	49,900	10,521,914
PNC Financial Services Group, Inc. (The)	37,796	6,986,591
Truist Financial Corp.	155,230	6,639,187

		30,904,958

Biotechnology 4.2%
AbbVie, Inc.	49,690	9,812,781

Building Products 2.6%
Johnson Controls International PLC	78,746	6,111,477

Capital Markets 5.6%
Blackstone, Inc.	34,965	5,354,190
Goldman Sachs Group, Inc. (The)	15,379	7,614,297

		12,968,487

Chemicals 3.1%
Linde PLC	15,228	7,261,624

Consumer Staples Distribution & Retail 6.1%
Walmart, Inc.	175,479	14,169,929

Electric Utilities 3.1%
PG&E Corp.	373,180	7,377,769

Ground Transportation 3.2%
Union Pacific Corp.	30,037	7,403,520

See Notes to Financial Statements.

2

PGIM Jennison Focused Value Fund

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 3.2%
Cigna Group (The)	21,731	$7,528,488

Household Durables 1.7%
Toll Brothers, Inc.	25,254	3,901,490

Insurance 6.6%
Chubb Ltd.	25,402	7,325,683
MetLife, Inc.	97,087	8,007,735

		15,333,418

Interactive Media & Services 2.5%
Meta Platforms, Inc. (Class A Stock)	10,199	5,838,316

Multi-Utilities 3.8%
NiSource, Inc.	256,382	8,883,636

Oil, Gas & Consumable Fuels 7.0%
Exxon Mobil Corp.	81,841	9,593,402
Shell PLC, ADR	101,695	6,706,785

		16,300,187

Passenger Airlines 2.4%
Delta Air Lines, Inc.	108,865	5,529,253

Pharmaceuticals 6.7%
AstraZeneca PLC (United Kingdom), ADR	81,290	6,333,304
Bristol-Myers Squibb Co.	80,838	4,182,558
Eli Lilly & Co.	5,657	5,011,763

		15,527,625

Residential REITs 2.2%
Camden Property Trust	42,156	5,207,531

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	25,733	4,222,271
Broadcom, Inc.	28,504	4,916,940
Lam Research Corp.	4,464	3,642,981

		12,782,192

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  3

PGIM Jennison Focused Value Fund

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software 5.7%
Microsoft Corp.	11,392	$4,901,978
Oracle Corp.	24,827	4,230,521
Salesforce, Inc.	15,023	4,111,945

		13,244,444

Technology Hardware, Storage & Peripherals 1.9%
Dell Technologies, Inc. (Class C Stock)	37,207	4,410,518

TOTAL LONG-TERM INVESTMENTS (cost $145,153,393)		226,630,908

SHORT-TERM INVESTMENT 2.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.140%) (cost $6,240,223)(wb)	6,240,223	6,240,223

TOTAL INVESTMENTS 100.0% (cost $151,393,616)		232,871,131

Liabilities in excess of other assets (0.0)%		(51,894)

NET ASSETS 100.0%		$232,819,237

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

4

PGIM Jennison Focused Value Fund

Schedule of Investments (continued)

as of September 30, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,280,468	$4,314,878	$—
Automobiles	5,537,919	—	—
Banks	30,904,958	—	—
Biotechnology	9,812,781	—	—
Building Products	6,111,477	—	—
Capital Markets	12,968,487	—	—
Chemicals	7,261,624	—	—
Consumer Staples Distribution & Retail	14,169,929	—	—
Electric Utilities	7,377,769	—	—
Ground Transportation	7,403,520	—	—
Health Care Providers & Services	7,528,488	—	—
Household Durables	3,901,490	—	—
Insurance	15,333,418	—	—
Interactive Media & Services	5,838,316	—	—
Multi-Utilities	8,883,636	—	—
Oil, Gas & Consumable Fuels	16,300,187	—	—
Passenger Airlines	5,529,253	—	—
Pharmaceuticals	15,527,625	—	—
Residential REITs	5,207,531	—	—
Semiconductors & Semiconductor Equipment	12,782,192	—	—
Software	13,244,444	—	—
Technology Hardware, Storage & Peripherals	4,410,518	—	—
Short-Term Investment
Affiliated Mutual Fund	6,240,223	—	—

Total	$228,556,253	$4,314,878	$—

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  5

PGIM Jennison Focused Value Fund

Schedule of Investments (continued)

as of September 30, 2024

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2024 were as follows:

Banks	13.3%
Oil, Gas & Consumable Fuels	7.0
Pharmaceuticals	6.7
Insurance	6.6
Consumer Staples Distribution & Retail	6.1
Software	5.7
Capital Markets	5.6
Semiconductors & Semiconductor Equipment	5.5
Aerospace & Defense	4.5
Biotechnology	4.2
Multi-Utilities	3.8
Health Care Providers & Services	3.2
Ground Transportation	3.2
Electric Utilities	3.1
Chemicals	3.1

Affiliated Mutual Fund	2.7%
Building Products	2.6
Interactive Media & Services	2.5
Automobiles	2.4
Passenger Airlines	2.4
Residential REITs	2.2
Technology Hardware, Storage & Peripherals	1.9
Household Durables	1.7

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

6

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities

as of September 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $145,153,393)	$226,630,908
Affiliated investments (cost $6,240,223)	6,240,223
Receivable for Fund shares sold	279,326
Dividends receivable	124,103
Tax reclaim receivable	9,707
Prepaid expenses	2,520

Total Assets	233,286,787

Liabilities
Payable for Fund shares purchased	237,168
Management fee payable	90,856
Distribution fee payable	47,126
Audit fee payable	26,157
Transfer agent’s fees and expenses payable	24,211
Accrued expenses and other liabilities	14,572
Shareholders’ reports fee payable	13,739
Affiliated transfer agent fee payable	13,721

Total Liabilities	467,550

Net Assets	$232,819,237

Net assets were comprised of:
Common stock, at par	$10,745
Paid-in capital in excess of par	132,676,313
Total distributable earnings (loss)	100,132,179

Net assets, September 30, 2024	$232,819,237

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  7

PGIM Jennison Focused Value Fund

Statement of Assets & Liabilities (continued)

as of September 30, 2024

Class A

Net asset value and redemption price per share, ($183,531,702 ÷ 8,528,708 shares of common stock issued and outstanding)	$21.52
Maximum sales charge (5.50% of offering price)	1.25

Maximum offering price to public	$22.77

Class C

Net asset value, offering price and redemption price per share, ($3,168,551 ÷ 211,294 shares of common stock issued and outstanding)	$15.00

Class R

Net asset value, offering price and redemption price per share, ($241,113 ÷ 13,989 shares of common stock issued and outstanding)	$17.24

Class Z

Net asset value, offering price and redemption price per share, ($39,788,812 ÷ 1,726,225 shares of common stock issued and outstanding)	$23.05

Class R6

Net asset value, offering price and redemption price per share, ($6,089,059 ÷ 265,069 shares of common stock issued and outstanding)	$22.97

See Notes to Financial Statements.

8

PGIM Jennison Focused Value Fund

Statement of Operations

Year Ended September 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $11,496 foreign withholding tax)	$4,164,098
Affiliated dividend income	299,415
Affiliated income from securities lending, net	151

Total income	4,463,664

Expenses
Management fee	1,243,604
Distribution fee(a)	536,102
Transfer agent’s fees and expenses (including affiliated expense of $84,618)(a)	253,821
Registration fees(a)	73,535
Custodian and accounting fees	43,742
Professional fees	38,541
Shareholders’ reports	31,669
Audit fee	26,156
Directors’ fees	12,418
Miscellaneous	19,606

Total expenses	2,279,194
Less: Fee waiver and/or expense reimbursement(a)	(56,256)
Distribution fee waiver(a)	(630)

Net expenses	2,222,308

Net investment income (loss)	2,241,356

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $602)	18,699,668
Foreign currency transactions	(1,728)

18,697,940

Net change in unrealized appreciation (depreciation) on investments	41,836,039

Net gain (loss) on investment and foreign currency transactions	60,533,979

Net Increase (Decrease) In Net Assets Resulting From Operations	$62,775,335

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	502,872	31,340	1,890	—	—
Transfer agent’s fees and expenses	205,077	6,627	967	40,771	379
Registration fees	18,775	15,011	5,777	18,221	15,751
Fee waiver and/or expense reimbursement	—	—	(5,869)	(37,350)	(13,037)
Distribution fee waiver	—	—	(630)	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund  9

PGIM Jennison Focused Value Fund

Statements of Changes in Net Assets

	Year Ended September 30,

	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,241,356	$1,784,801
Net realized gain (loss) on investment and foreign currency transactions	18,697,940	13,654,708
Net change in unrealized appreciation (depreciation) on investments	41,836,039	15,512,930

Net increase (decrease) in net assets resulting from operations	62,775,335	30,952,439

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,291,362)	(4,904,534)
Class C	(371,536)	(129,521)
Class R	(26,975)	(17,021)
Class Z	(2,163,975)	(806,229)
Class R6	(327,078)	(168,416)

	(17,180,926)	(6,025,721)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	26,931,564	10,720,145
Net asset value of shares issued in reinvestment of dividends and distributions	16,969,161	5,942,215
Cost of shares purchased	(37,728,041)	(32,625,117)

Net increase (decrease) in net assets from Fund share transactions	6,172,684	(15,962,757)

Total increase (decrease)	51,767,093	8,963,961

Net Assets:

Beginning of year	181,052,144	172,088,183

End of year	$232,819,237	$181,052,144

See Notes to Financial Statements.

10

PGIM Jennison Focused Value Fund

Financial Highlights

Class A Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.42	$15.18	$18.37	$14.03	$15.63
Income (loss) from investment operations:
Net investment income (loss)	0.20	0.16	0.16	0.09	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.60	2.62	(2.50)	4.39	(0.38)
Total from investment operations	5.80	2.78	(2.34)	4.48	(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.10)	(0.14)	(0.15)
Distributions from net realized gains	(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.70)	(0.54)	(0.85)	(0.14)	(1.34)
Net asset value, end of year	$21.52	$17.42	$15.18	$18.37	$14.03
Total Return(b):	35.78%	18.51%	(13.63)%	32.13%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$183,532	$151,116	$140,226	$179,848	$151,149
Average net assets (000)	$167,624	$153,596	$173,289	$173,975	$163,554
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.12%	1.17%	1.13%	1.11%	1.15%
Expenses before waivers and/or expense reimbursement	1.12%	1.17%	1.13%	1.11%	1.15%
Net investment income (loss)	1.04%	0.92%	0.88%	0.53%	0.85%
Portfolio turnover rate(d)	42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 11

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class C Shares
	Year Ended September 30,

	2024		2023		2022		2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.65		$11.18		$13.78		$10.59		$12.15
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.02	)(b)	(0.02	)(b)	(0.05	)(b)	(-	)(b)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.96		1.92		(1.83)		3.32		(0.29)
Total from investment operations	3.93		1.90		(1.85)		3.27		(0.29)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.05)		(-	)(c)	(0.08)		(0.08)
Distributions from net realized gains	(1.53)		(0.38)		(0.75)		-		(1.19)
Total dividends and distributions	(1.58)		(0.43)		(0.75)		(0.08)		(1.27)
Net asset value, end of year	$15.00		$12.65		$11.18		$13.78		$10.59
Total Return(d):	34.14%		17.26%		(14.57)%		31.06%		(3.41)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,169		$3,110		$3,449		$5,279		$5,874
Average net assets (000)	$3,134		$3,561		$4,688		$5,725		$8,068
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.37%		2.27%		2.12%		2.03%		2.02%
Expenses before waivers and/or expense reimbursement	2.37%		2.27%		2.12%		2.03%		2.02%
Net investment income (loss)	(0.21)%		(0.17)%		(0.14)%		(0.39)%		(0.02)%
Portfolio turnover rate(f)	42%		37%		31%		32%		128%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

12

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class R Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.28	$12.54	$15.33	$11.75	$13.30
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.08	0.07	0.02	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.52	2.15	(2.06)	3.68	(0.30)
Total from investment operations	4.62	2.23	(1.99)	3.70	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.11)	(0.05)	(0.12)	(0.11)
Distributions from net realized gains	(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.66)	(0.49)	(0.80)	(0.12)	(1.30)
Net asset value, end of year	$17.24	$14.28	$12.54	$15.33	$11.75
Total Return(b):	35.31%	18.03%	(13.99)%	31.64%	(2.82)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$241	$233	$431	$487	$494
Average net assets (000)	$252	$370	$492	$562	$1,047
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.53%	1.53%	1.53%	1.53%	1.53%
Expenses before waivers and/or expense reimbursement	4.11%	3.21%	2.72%	2.74%	2.91%
Net investment income (loss)	0.64%	0.60%	0.49%	0.11%	0.38%
Portfolio turnover rate(d)	42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 13

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.54	$16.11	$19.44	$14.82	$16.43
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.24	0.22	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.99	2.78	(2.65)	4.65	(0.42)
Total from investment operations	6.28	3.02	(2.43)	4.80	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.15)	(0.18)	(0.18)
Distributions from net realized gains	(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.77)	(0.59)	(0.90)	(0.18)	(1.37)
Net asset value, end of year	$23.05	$18.54	$16.11	$19.44	$14.82
Total Return(b):	36.34%	18.97%	(13.39)%	32.52%	(2.16)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$39,789	$23,203	$23,080	$30,080	$30,153
Average net assets (000)	$31,748	$22,891	$28,698	$30,701	$40,142
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.83%	0.82%	0.84%
Expenses before waivers and/or expense reimbursement	0.87%	0.86%	0.83%	0.82%	0.84%
Net investment income (loss)	1.40%	1.33%	1.17%	0.82%	1.15%
Portfolio turnover rate(d)	42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

14

PGIM Jennison Focused Value Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$18.49	$16.06	$19.39	$14.79	$16.39
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.24	0.23	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.97	2.78	(2.66)	4.63	(0.41)
Total from investment operations	6.25	3.02	(2.43)	4.78	(0.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.15)	(0.18)	(0.18)
Distributions from net realized gains	(1.53)	(0.38)	(0.75)	-	(1.19)
Total dividends and distributions	(1.77)	(0.59)	(0.90)	(0.18)	(1.37)
Net asset value, end of year	$22.97	$18.49	$16.06	$19.39	$14.79
Total Return(b):	36.28%	19.03%	(13.43)%	32.54%	(2.17)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,089	$3,392	$4,902	$2,878	$1,151
Average net assets (000)	$4,509	$4,806	$2,998	$1,894	$1,210
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.83%	0.82%	0.84%
Expenses before waivers and/or expense reimbursement	1.04%	0.90%	1.00%	0.98%	1.83%
Net investment income (loss)	1.38%	1.35%	1.20%	0.80%	1.17%
Portfolio turnover rate(d)	42%	37%	31%	32%	128%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Value Fund 15

PGIM Jennison Growth Fund

Schedule of Investments

as of September 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 2.1%

Boeing Co. (The)*	565,964	$86,049,166
General Electric Co.	479,503	90,424,676

		176,473,842

Automobiles 2.8%

Tesla, Inc.*	903,274	236,323,577

Banks 0.4%

NU Holdings Ltd. (Brazil) (Class A Stock)*	2,699,437	36,847,315

Biotechnology 1.8%

Vertex Pharmaceuticals, Inc.*	332,651	154,709,327

Broadline Retail 9.5%

Amazon.com, Inc.*	3,517,383	655,393,974
MercadoLibre, Inc. (Brazil)*	77,897	159,841,528

		815,235,502

Capital Markets 2.0%

Goldman Sachs Group, Inc. (The)	176,977	87,623,082
Moody’s Corp.	179,813	85,337,452

		172,960,534

Consumer Staples Distribution & Retail 3.1%

Costco Wholesale Corp.	198,820	176,257,906
Walmart, Inc.	1,075,137	86,817,313

		263,075,219

Electrical Equipment 1.4%

Eaton Corp. PLC	258,923	85,817,439
Vertiv Holdings Co. (Class A Stock)	342,374	34,062,789

		119,880,228

See Notes to Financial Statements.

16

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 5.1%

Netflix, Inc.*	467,025	$331,246,822
Walt Disney Co. (The)	1,103,724	106,167,211

		437,414,033

Financial Services 4.9%

Mastercard, Inc. (Class A Stock)	449,310	221,869,278
Visa, Inc. (Class A Stock)	714,829	196,542,234

		418,411,512

Ground Transportation 1.3%

Uber Technologies, Inc.*	1,517,091	114,024,560

Health Care Equipment & Supplies 1.7%

Dexcom, Inc.*	535,756	35,917,082
Intuitive Surgical, Inc.*	228,318	112,165,784

		148,082,866

Hotels, Restaurants & Leisure 2.3%

Airbnb, Inc. (Class A Stock)*	691,010	87,626,978
Hilton Worldwide Holdings, Inc.	278,453	64,183,417
Marriott International, Inc. (Class A Stock)	196,444	48,835,978

		200,646,373

Insurance 1.2%

Progressive Corp. (The)	399,866	101,469,996

Interactive Media & Services 10.1%

Alphabet, Inc. (Class A Stock)	1,120,658	185,861,129
Alphabet, Inc. (Class C Stock)	1,109,851	185,555,989
Meta Platforms, Inc. (Class A Stock)	857,505	490,870,162

		862,287,280

IT Services 1.2%

MongoDB, Inc.*	232,557	62,871,785
Snowflake, Inc. (Class A Stock)*	330,123	37,917,928

		100,789,713

See Notes to Financial Statements.

PGIM Jennison Growth Fund 17

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Media 1.5%

Trade Desk, Inc. (The) (Class A Stock)*	1,201,362	$131,729,343

Pharmaceuticals 7.0%

AstraZeneca PLC (United Kingdom), ADR	985,113	76,750,154
Eli Lilly & Co.	392,695	347,904,208
Novo Nordisk A/S (Denmark), ADR	1,439,688	171,423,650

		596,078,012

Semiconductors & Semiconductor Equipment 17.0%

Advanced Micro Devices, Inc.*	702,873	115,327,402
Analog Devices, Inc.	329,345	75,805,339
ASML Holding NV (Netherlands)	106,485	88,728,626
Broadcom, Inc.	2,490,666	429,639,885
NVIDIA Corp.	6,205,548	753,601,749

		1,463,103,001

Software 14.3%

Adobe, Inc.*	146,447	75,827,328
Cadence Design Systems, Inc.*	432,955	117,343,794
Crowdstrike Holdings, Inc. (Class A Stock)*	352,652	98,908,306
Datadog, Inc. (Class A Stock)*	537,346	61,827,031
Microsoft Corp.	1,502,755	646,635,476
Palo Alto Networks, Inc.*	161,206	55,100,211
Salesforce, Inc.	161,170	44,113,841
ServiceNow, Inc.*	145,511	130,143,583

		1,229,899,570

Specialty Retail 2.4%

Home Depot, Inc. (The)	114,656	46,458,611
O’Reilly Automotive, Inc.*	87,103	100,307,815
TJX Cos., Inc. (The)	517,540	60,831,652

		207,598,078

Technology Hardware, Storage & Peripherals 5.7%

Apple, Inc.	2,112,749	492,270,517

See Notes to Financial Statements.

18

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.9%

adidas AG (Germany)	282,211	$74,782,148

TOTAL LONG-TERM INVESTMENTS (cost $3,662,747,151)		8,554,092,546

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.140%) (cost $45,164,368)(wb)	45,164,368	45,164,368

TOTAL INVESTMENTS 100.2% (cost $3,707,911,519)		8,599,256,914
Liabilities in excess of other assets (0.2)%		(13,168,315)

NET ASSETS 100.0%		$8,586,088,599

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$176,473,842	$—	$—
Automobiles	236,323,577	—	—
Banks	36,847,315	—	—

See Notes to Financial Statements.

PGIM Jennison Growth Fund 19

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Biotechnology	$154,709,327	$—	$—
Broadline Retail	815,235,502	—	—
Capital Markets	172,960,534	—	—
Consumer Staples Distribution & Retail	263,075,219	—	—
Electrical Equipment	119,880,228	—	—
Entertainment	437,414,033	—	—
Financial Services	418,411,512	—	—
Ground Transportation	114,024,560	—	—
Health Care Equipment & Supplies	148,082,866	—	—
Hotels, Restaurants & Leisure	200,646,373	—	—
Insurance	101,469,996	—	—
Interactive Media & Services	862,287,280	—	—
IT Services	100,789,713	—	—
Media	131,729,343	—	—
Pharmaceuticals	596,078,012	—	—
Semiconductors & Semiconductor Equipment	1,463,103,001	—	—
Software	1,229,899,570	—	—
Specialty Retail	207,598,078	—	—
Technology Hardware, Storage & Peripherals	492,270,517	—	—
Textiles, Apparel & Luxury Goods	—	74,782,148	—
Short-Term Investment
Affiliated Mutual Fund	45,164,368	—	—

Total	$8,524,474,766	$74,782,148	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	17.0%
Software	14.3
Interactive Media & Services	10.1
Broadline Retail	9.5
Pharmaceuticals	7.0
Technology Hardware, Storage & Peripherals	5.7
Entertainment	5.1
Financial Services	4.9
Consumer Staples Distribution & Retail	3.1
Automobiles	2.8
Specialty Retail	2.4

Hotels, Restaurants & Leisure	2.3%
Aerospace & Defense	2.1
Capital Markets	2.0
Biotechnology	1.8
Health Care Equipment & Supplies	1.7
Media	1.5
Electrical Equipment	1.4
Ground Transportation	1.3
Insurance	1.2
IT Services	1.2

See Notes to Financial Statements.

20

PGIM Jennison Growth Fund

Schedule of Investments (continued)

as of September 30, 2024

Industry Classification (continued):

Textiles, Apparel & Luxury Goods	0.9%
Affiliated Mutual Funds	0.5

Banks	0.4%

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Jennison Growth Fund 21

PGIM Jennison Growth Fund

Statement of Assets & Liabilities

as of September 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $3,662,747,151)	$8,554,092,546
Affiliated investments (cost $45,164,368)	45,164,368
Foreign currency, at value (cost $1,286)	1,287
Receivable for Fund shares sold	8,147,574
Receivable for investments sold	5,977,787
Tax reclaim receivable	1,162,777
Dividends receivable	260,784
Prepaid expenses	84,947

Total Assets	8,614,892,070

Liabilities
Payable for Fund shares purchased	12,813,103
Payable for investments purchased	10,013,618
Management fee payable	3,862,078
Accrued expenses and other liabilities	1,338,814
Distribution fee payable	672,421
Affiliated transfer agent fee payable	102,477
Directors’ fees payable	960

Total Liabilities	28,803,471

Net Assets	$8,586,088,599

Net assets were comprised of:
Common stock, at par	$126,163
Paid-in capital in excess of par	2,863,237,332
Total distributable earnings (loss)	5,722,725,104

Net assets, September 30, 2024	$8,586,088,599

See Notes to Financial Statements.

22

PGIM Jennison Growth Fund

Statement of Assets & Liabilities (continued)

as of September 30, 2024

Class A

Net asset value and redemption price per share, ($1,970,456,245 ÷ 31,475,785 shares of common stock issued and outstanding)	$62.60
Maximum sales charge (5.50% of offering price)	3.64

Maximum offering price to public	$66.24

Class C

Net asset value, offering price and redemption price per share, ($116,698,761 ÷ 2,868,321 shares of common stock issued and outstanding)	$40.69

Class R

Net asset value, offering price and redemption price per share, ($257,434,133 ÷ 5,185,792 shares of common stock issued and outstanding)	$49.64

Class Z

Net asset value, offering price and redemption price per share, ($4,100,690,943 ÷ 57,081,289 shares of common stock issued and outstanding)	$71.84

Class R2

Net asset value, offering price and redemption price per share, ($3,172,583 ÷ 45,670 shares of common stock issued and outstanding)	$69.47

Class R4

Net asset value, offering price and redemption price per share, ($22,035,434 ÷ 310,424 shares of common stock issued and outstanding)	$70.98

Class R6

Net asset value, offering price and redemption price per share, ($2,115,600,500 ÷ 29,196,028 shares of common stock issued and outstanding)	$72.46

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 23

PGIM Jennison Growth Fund

Statement of Operations

Year Ended September 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $832,283 foreign withholding tax)	$40,716,327
Affiliated dividend income	2,289,764
Affiliated income from securities lending, net	434,343

Total income	43,440,434

Expenses
Management fee	43,325,456
Distribution fee(a)	8,427,095
Shareholder servicing fees(a)	21,472
Transfer agent’s fees and expenses (including affiliated expense of $611,528)(a)	6,385,969
Custodian and accounting fees	434,521
Shareholders’ reports	204,896
Registration fees(a)	180,974
Directors’ fees	116,200
Professional fees	92,721
Audit fee	26,156
Miscellaneous	112,557

Total expenses	59,328,017
Less: Fee waiver and/or expense reimbursement(a)	(8,717)
Distribution fee waiver(a)	(634,382)

Net expenses	58,684,918

Net investment income (loss)	(15,244,484)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $141,254)	900,148,627
Foreign currency transactions	(77,827)

900,070,800

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(139,246))	1,729,709,569
Foreign currencies	27,486

1,729,737,055

Net gain (loss) on investment and foreign currency transactions	2,629,807,855

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,614,563,371

See Notes to Financial Statements.

24

PGIM Jennison Growth Fund

Statement of Operations (continued)

Year Ended September 30, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	5,398,120	1,120,490	1,903,144	—	5,341	—	—
Shareholder servicing fees	—	—	—	—	2,137	19,335	—
Transfer agent’s fees and expenses	1,672,909	102,203	321,368	4,246,790	3,694	30,397	8,608
Registration fees	23,738	21,423	12,002	79,112	6,544	6,045	32,110
Fee waiver and/or expense reimbursement	—	—	—	—	(6,457)	(2,260)	—
Distribution fee waiver	—	—	(634,382)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Growth Fund 25

PGIM Jennison Growth Fund

Statements of Changes in Net Assets

	Year Ended September 30,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(15,244,484)	$(6,395,401)
Net realized gain (loss) on investment and foreign currency transactions	900,070,800	456,531,420
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,729,737,055	1,025,521,600

Net increase (decrease) in net assets resulting from operations	2,614,563,371	1,475,657,619

Dividends and Distributions
Distributions from distributable earnings
Class A	(114,654,868)	(33,330,006)
Class C	(11,137,327)	(3,483,621)
Class R	(21,711,755)	(6,850,731)
Class Z	(198,178,551)	(58,070,492)
Class R2	(94,076)	(109,679)
Class R4	(1,079,211)	(311,583)
Class R6	(103,766,492)	(22,191,684)

	(450,622,280)	(124,347,796)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,664,578,905	1,193,006,831
Net asset value of shares issued in reinvestment of dividends and distributions	419,590,297	114,468,735
Cost of shares purchased	(1,942,017,969)	(1,476,921,234)

Net increase (decrease) in net assets from Fund share transactions	142,151,233	(169,445,668)

Total increase (decrease)	2,306,092,324	1,181,864,155

Net Assets:

Beginning of year	6,279,996,275	5,098,132,120

End of year	$8,586,088,599	$6,279,996,275

See Notes to Financial Statements.

26

PGIM Jennison Growth Fund

Financial Highlights

Class A Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$47.30	$37.36	$64.97	$57.22	$39.94
Income (loss) from investment operations:
Net investment income (loss)	(0.23)	(0.14)	(0.27)	(0.40)	(0.21)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	19.23	11.08	(18.61)	13.46	20.86
Total from investment operations	19.00	10.94	(18.88)	13.06	20.65
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of year	$62.60	$47.30	$37.36	$64.97	$57.22
Total Return(b):	42.25%	29.95%	(34.17)%	24.17%	55.32%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,970,456	$1,484,563	$1,277,205	$2,112,035	$1,816,527
Average net assets (000)	$1,799,373	$1,411,274	$1,753,612	$2,031,924	$1,454,874
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97%	1.01%	0.99%	0.97%	1.00%
Expenses before waivers and/or expense reimbursement	0.97%	1.01%	0.99%	0.97%	1.00%
Net investment income (loss)	(0.40)%	(0.34)%	(0.53)%	(0.65)%	(0.46)%
Portfolio turnover rate(d)	37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 27

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class C Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$32.10	$25.84	$47.75	$43.62	$31.38
Income (loss) from investment operations:
Net investment income (loss)	(0.41)	(0.30)	(0.43)	(0.61)	(0.39)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.70	7.56	(12.75)	10.05	16.00
Total from investment operations	12.29	7.26	(13.18)	9.44	15.61
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of year	$40.69	$32.10	$25.84	$47.75	$43.62
Total Return(b):	41.28%	29.04%	(34.61)%	23.33%	54.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$116,699	$99,389	$96,604	$175,778	$165,724
Average net assets (000)	$112,049	$98,063	$140,735	$175,013	$135,568
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.68%	1.71%	1.68%	1.66%	1.68%
Expenses before waivers and/or expense reimbursement	1.68%	1.71%	1.68%	1.66%	1.68%
Net investment income (loss)	(1.12)%	(1.03)%	(1.22)%	(1.33)%	(1.13)%
Portfolio turnover rate(d)	37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$38.27	$30.48	$54.62	$48.99	$34.71
Income (loss) from investment operations:
Net investment income (loss)	(0.28)	(0.19)	(0.31)	(0.46)	(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.35	8.98	(15.10)	11.40	17.90
Total from investment operations	15.07	8.79	(15.41)	10.94	17.65
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of year	$49.64	$38.27	$30.48	$54.62	$48.99
Total Return(b):	41.93%	29.65%	(34.30)%	23.88%	54.99%

Ratios/Supplemental Data:
Net assets, end of year (000)	$257,434	$229,496	$214,699	$340,339	$300,323
Average net assets (000)	$253,753	$234,912	$285,127	$334,043	$278,701
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20%	1.22%	1.21%	1.21%	1.21%
Expenses before waivers and/or expense reimbursement	1.45%	1.47%	1.46%	1.46%	1.46%
Net investment income (loss)	(0.64)%	(0.54)%	(0.75)%	(0.88)%	(0.66)%
Portfolio turnover rate(d)	37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 29

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$53.65	$42.12	$71.99	$62.71	$43.34
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.01)	(0.13)	(0.25)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.98	12.54	(21.01)	14.84	22.81
Total from investment operations	21.89	12.53	(21.14)	14.59	22.74
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of year	$71.84	$53.65	$42.12	$71.99	$62.71
Total Return(b):	42.66%	30.35%	(33.95)%	24.51%	55.83%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,100,691	$2,937,775	$2,511,302	$4,578,256	$4,149,643
Average net assets (000)	$3,644,718	$2,749,757	$3,714,344	$4,536,203	$3,436,278
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	(0.13)%	(0.02)%	(0.23)%	(0.36)%	(0.15)%
Portfolio turnover rate(d)	37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$52.18	$41.16	$70.81	$61.99	$43.05
Income (loss) from investment operations:
Net investment income (loss)	(0.35)	(0.16)	(0.35)	(0.52)	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.34	12.18	(20.57)	14.65	22.58
Total from investment operations	20.99	12.02	(20.92)	14.13	22.31
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of year	$69.47	$52.18	$41.16	$70.81	$61.99
Total Return(b):	42.05%	29.86%	(34.23)%	24.00%	55.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,173	$1,267	$4,516	$6,175	$4,534
Average net assets (000)	$2,137	$2,925	$5,804	$5,521	$3,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.40%	1.34%	1.21%	1.24%	1.45%
Net investment income (loss)	(0.55)%	(0.37)%	(0.63)%	(0.78)%	(0.56)%
Portfolio turnover rate(d)	37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 31

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$53.13	$41.78	$71.59	$62.48	$43.26
Income (loss) from investment operations:
Net investment income (loss)	(0.18)	(0.08)	(0.22)	(0.37)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.73	12.43	(20.86)	14.79	22.74
Total from investment operations	21.55	12.35	(21.08)	14.42	22.59
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of year	$70.98	$53.13	$41.78	$71.59	$62.48
Total Return(b):	42.42%	30.16%	(34.07)%	24.30%	55.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$22,035	$15,780	$16,676	$27,267	$6,840
Average net assets (000)	$19,336	$15,562	$22,892	$11,773	$4,883
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.86%	0.87%	0.88%	0.85%	1.12%
Net investment income (loss)	(0.29)%	(0.17)%	(0.39)%	(0.52)%	(0.31)%
Portfolio turnover rate(d)	37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

PGIM Jennison Growth Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended September 30,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$54.02	$42.36	$72.29	$62.87	$43.41
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.04 (b)	(0.06)	(0.18)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	22.15	12.62	(21.14)	14.91	22.85
Total from investment operations	22.14	12.66	(21.20)	14.73	22.83
Less Dividends and Distributions:
Distributions from net realized gains	(3.70)	(1.00)	(8.73)	(5.31)	(3.37)
Net asset value, end of year	$72.46	$54.02	$42.36	$72.29	$62.87
Total Return(c):	42.84%	30.49%	(33.88)%	24.64%	55.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,115,601	$1,511,727	$977,130	$1,223,868	$609,443
Average net assets (000)	$1,895,990	$1,216,561	$1,183,306	$951,504	$427,945
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58%	0.58%	0.58%	0.57%	0.58%
Expenses before waivers and/or expense reimbursement	0.58%	0.58%	0.58%	0.57%	0.58%
Net investment income (loss)	(0.01)%	0.09%	(0.10)%	(0.26)%	(0.04)%
Portfolio turnover rate(e)	37%	37%	35%	46%	49%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Growth Fund 33

Notes to Financial Statements

1.	Organization

The Prudential Investment Portfolios, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act..

Fund	Investment Objective(s)

PGIM Jennison Focused Value Fund (“Jennison Focused Value”)	To achieve long-term growth of capital
PGIM Jennison Growth Fund (“Jennison Growth”)	To achieve long-term growth of capital

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be

34

received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

35

Notes to Financial Statements (continued)

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign

36

currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs

37

Notes to Financial Statements (continued)

during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

38

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Value	0.60% of average daily net assets up	0.60%
	to and including $300 million;
	0.575% of average daily net assets
	over $300 million.
Jennison Growth	0.60% of average daily net assets up	0.56
	to and including $300 million;
	0.575% on next $2.7 billion of
	average daily net assets
	0.55% on the average daily net assets
	over $3 billion

The Manager has contractually agreed, through January 31, 2026, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. The contractual waiver and expense limitation exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can

39

Notes to Financial Statements (continued)

be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Value - Class A	—%
Jennison Focused Value - Class C	—
Jennison Focused Value - Class R	1.53	*
Jennison Focused Value - Class Z	0.75
Jennison Focused Value - Class R6	0.75

Jennison Growth - Class A	—
Jennison Growth - Class C	—
Jennison Growth - Class R	—
Jennison Growth - Class Z	—
Jennison Growth - Class R2	1.10	*
Jennison Growth - Class R4	0.85	*
Jennison Growth - Class R6	0.60

*Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through January 31, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Growth Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

40

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Jennison Focused Value - Class A	0.30%	0.30%	N/A%
Jennison Focused Value - Class C	1.00	1.00	N/A
Jennison Focused Value - Class R	0.75	0.50	N/A
Jennison Focused Value - Class Z	N/A	N/A	N/A
Jennison Focused Value - Class R6	N/A	N/A	N/A
Jennison Growth - Class A	0.30	0.30	N/A
Jennison Growth - Class C	1.00	1.00	N/A
Jennison Growth - Class R	0.75	0.50	N/A
Jennison Growth - Class Z	N/A	N/A	N/A
Jennison Growth - Class R2	0.25	0.25	0.10
Jennison Growth - Class R4	N/A	N/A	0.10
Jennison Growth - Class R6	N/A	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended September 30, 2024, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Value	$ 2,284
Jennison Growth	95,180

For the year ended September 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Value - Class A	$53,208	$1
Jennison Focused Value - Class C	—	211
Jennison Growth - Class A	1,069,161	1,024
Jennison Growth - Class C	—	7,255

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

41

Notes to Financial Statements (continued)

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Focused Value	$84,667,220	$99,504,442

Jennison Growth	2,800,957,780	3,100,659,937

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended September 30, 2024, is presented as follows:

42

Jennison	Focused Value:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(1)(wb)
$1,034,350	$54,933,409	$49,727,536	$—	$ —	$6,240,223	6,240,223	$299,415

PGIM Institutional Money Market Fund (7-day effective yield 5.160%)(1)(b)(wb)
3,125,747	6,514,940	9,641,289	—	602	—	—	151	(2)
$4,160,097	$61,448,349	$59,368,825	$—	$602	$6,240,223		$299,566
Jennison Growth:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(1)(wb)
$ 22,686,269	$1,797,998,861	$1,775,520,762	$ —	$ —	$45,164,368	45,164,368	$2,289,764

PGIM Institutional Money Market Fund (7-day effective yield 5.160%)(1)(b)(wb)
212,270,711	624,937,290	837,210,009	(139,246)	141,254	—	—	434,343	(2)
$234,956,980	$2,422,936,151	$2,612,730,771	$(139,246)	$141,254	$45,164,368		$2,724,107

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Value	$1,888,278	$ 15,292,648	$—	$ 17,180,926
Jennison Growth	—	450,622,280	—	450,622,280

43

Notes to Financial Statements (continued)

For the year ended September 30, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Focused Value	$1,857,054	$ 4,168,667	$—	$ 6,025,721
Jennison Growth	—	124,347,796	—	124,347,796

For the year ended September 30, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Focused Value	$4,589,963	$14,971,815
Jennison Growth	—	898,104,706

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of September 30, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Focused Value	$152,300,730	$82,746,846	$(2,176,445)	$80,570,401

Jennison Growth	3,771,230,281	4,971,355,527	(143,328,894)	4,828,026,633

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of September 30, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Focused Value	$—	$—
Jennison Growth	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Growth	$3,419,000	$—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

44

required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2024 are subject to such review.

7.	Capital and Ownership

The Jennison Focused Value Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. The Jennison Growth Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 6,625,000,000 shares of capital stock, $0.001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares
Jennison Focused Value - Class A	100,000,000
Jennison Focused Value - Class B	2,000,000
Jennison Focused Value - Class C	25,000,000
Jennison Focused Value - Class R	200,000,000
Jennison Focused Value - Class Z	325,000,000
Jennison Focused Value - Class T	50,000,000
Jennison Focused Value - Class R6	320,000,000
Jennison Growth - Class A	125,000,000
Jennison Growth - Class B	2,000,000
Jennison Growth - Class C	25,000,000
Jennison Growth - Class R	220,000,000
Jennison Growth - Class Z	825,000,000
Jennison Growth - Class T	50,000,000
Jennison Growth - Class R2	125,000,000
Jennison Growth - Class R4	250,000,000
Jennison Growth - Class R6	275,000,000

45

Notes to Financial Statements (continued)

The Funds currently do not have any Class B or Class T shares outstanding.

As of September 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Growth–Class Z	30,002	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Value	—	—%
Jennison Growth	—	—
Unaffiliated:
Jennison Focused Value	6	64.1
Jennison Growth	7	69.2

Transactions in shares of common stock were as follows:

Jennison Focused Value:

Share Class	Shares	Amount

Class A
Year ended September 30, 2024:
Shares sold	273,417	$5,254,193
Shares issued in reinvestment of dividends and distributions	823,745	14,086,048
Shares purchased	(1,239,331)	(23,428,493)
Net increase (decrease) in shares outstanding before conversion	(142,169)	(4,088,252)
Shares issued upon conversion from other share class(es)	22,609	427,143
Shares purchased upon conversion into other share class(es)	(28,350)	(562,116)
Net increase (decrease) in shares outstanding	(147,910)	$(4,223,225)

Year ended September 30, 2023:
Shares sold	320,900	$5,428,077
Shares issued in reinvestment of dividends and distributions	292,848	4,823,213
Shares purchased	(1,162,627)	(19,633,179)
Net increase (decrease) in shares outstanding before conversion	(548,879)	(9,381,889)
Shares issued upon conversion from other share class(es)	46,038	778,770
Shares purchased upon conversion into other share class(es)	(58,694)	(994,868)
Net increase (decrease) in shares outstanding	(561,535)	$(9,597,987)

46

Jennison Focused Value (cont’d.):

Share Class	Shares	Amount

Class C

Year ended September 30, 2024:
Shares sold	22,015	$305,910
Shares issued in reinvestment of dividends and distributions	30,858	371,534
Shares purchased	(55,791)	(750,375)
Net increase (decrease) in shares outstanding before conversion	(2,918)	(72,931)
Shares purchased upon conversion into other share class(es)	(31,616)	(421,347)
Net increase (decrease) in shares outstanding	(34,534)	$(494,278)

Year ended September 30, 2023:
Shares sold	40,938	$506,063
Shares issued in reinvestment of dividends and distributions	10,731	129,521
Shares purchased	(51,541)	(632,332)
Net increase (decrease) in shares outstanding before conversion	128	3,252
Shares purchased upon conversion into other share class(es)	(62,899)	(777,869)
Net increase (decrease) in shares outstanding	(62,771)	$(774,617)

Class R
Year ended September 30, 2024:
Shares sold	860	$13,073
Shares issued in reinvestment of dividends and distributions	1,917	26,344
Shares purchased	(5,082)	(80,398)
Net increase (decrease) in shares outstanding	(2,305)	$(40,981)

Year ended September 30, 2023:
Shares sold	3,341	$46,264
Shares issued in reinvestment of dividends and distributions	1,244	16,840
Shares purchased	(22,683)	(310,005)
Net increase (decrease) in shares outstanding	(18,098)	$(246,901)

Class Z
Year ended September 30, 2024:
Shares sold	918,635	$18,906,601
Shares issued in reinvestment of dividends and distributions	118,137	2,158,355
Shares purchased	(581,911)	(12,232,344)
Net increase (decrease) in shares outstanding before conversion	454,861	8,832,612
Shares issued upon conversion from other share class(es)	21,145	445,078
Shares purchased upon conversion into other share class(es)	(1,013)	(21,869)
Net increase (decrease) in shares outstanding	474,993	$9,255,821

47

Notes to Financial Statements (continued)

Jennison Focused Value (cont’d.):

Share Class	Shares	Amount

Year ended September 30, 2023:
Shares sold	210,124	$3,913,428
Shares issued in reinvestment of dividends and distributions	46,012	804,292
Shares purchased	(479,069)	(8,514,930)
Net increase (decrease) in shares outstanding before conversion	(222,933)	(3,797,210)
Shares issued upon conversion from other share class(es)	54,096	973,815
Shares purchased upon conversion into other share class(es)	(12,498)	(240,248)
Net increase (decrease) in shares outstanding	(181,335)	$(3,063,643)

Class R6
Year ended September 30, 2024:
Shares sold	115,565	$2,451,787
Shares issued in reinvestment of dividends and distributions	17,960	326,880
Shares purchased	(58,007)	(1,236,431)
Net increase (decrease) in shares outstanding before conversion	75,518	1,542,236
Shares issued upon conversion from other share class(es)	6,174	134,568
Shares purchased upon conversion into other share class(es)	(76)	(1,457)
Net increase (decrease) in shares outstanding	81,616	$1,675,347

Year ended September 30, 2023:
Shares sold	46,369	$826,313
Shares issued in reinvestment of dividends and distributions	9,664	168,349
Shares purchased	(191,372)	(3,534,671)
Net increase (decrease) in shares outstanding before conversion	(135,339)	(2,540,009)
Shares issued upon conversion from other share class(es)	14,877	283,301
Shares purchased upon conversion into other share class(es)	(1,237)	(22,901)
Net increase (decrease) in shares outstanding	(121,699)	$(2,279,609)

48

Jennison Growth:

Share Class	Shares	Amount

Class A
Year ended September 30, 2024:
Shares sold	1,904,689	$106,821,076
Shares issued in reinvestment of dividends and distributions	2,253,832	111,316,740
Shares purchased	(4,207,788)	(235,046,107)
Net increase (decrease) in shares outstanding before conversion	(49,267)	(16,908,291)
Shares issued upon conversion from other share class(es)	451,949	25,656,248
Shares purchased upon conversion into other share class(es)	(315,027)	(18,071,107)
Net increase (decrease) in shares outstanding	87,655	$(9,323,150)

Year ended September 30, 2023:
Shares sold	1,700,644	$72,653,005
Shares issued in reinvestment of dividends and distributions	858,634	32,370,492
Shares purchased	(5,192,104)	(220,403,451)
Net increase (decrease) in shares outstanding before conversion	(2,632,826)	(115,379,954)
Shares issued upon conversion from other share class(es)	345,778	14,846,455
Shares purchased upon conversion into other share class(es)	(507,516)	(22,562,851)
Net increase (decrease) in shares outstanding	(2,794,564)	$(123,096,350)

Class C
Year ended September 30, 2024:
Shares sold	457,183	$16,713,258
Shares issued in reinvestment of dividends and distributions	339,791	10,971,870
Shares purchased	(519,408)	(18,814,882)
Net increase (decrease) in shares outstanding before conversion	277,566	8,870,246
Shares purchased upon conversion into other share class(es)	(505,399)	(18,530,328)
Net increase (decrease) in shares outstanding	(227,833)	$(9,660,082)

Year ended September 30, 2023:
Shares sold	399,630	$11,831,360
Shares issued in reinvestment of dividends and distributions	132,693	3,414,199
Shares purchased	(771,379)	(21,716,430)
Net increase (decrease) in shares outstanding before conversion	(239,056)	(6,470,871)
Shares purchased upon conversion into other share class(es)	(403,198)	(11,774,524)
Net increase (decrease) in shares outstanding	(642,254)	$(18,245,395)

Class R
Year ended September 30, 2024:
Shares sold	283,402	$13,078,142
Shares issued in reinvestment of dividends and distributions	553,072	21,702,547
Shares purchased	(1,646,534)	(74,174,611)
Net increase (decrease) in shares outstanding before conversion	(810,060)	(39,393,922)
Shares purchased upon conversion into other share class(es)	(677)	(28,605)
Net increase (decrease) in shares outstanding	(810,737)	$(39,422,527)

49

Notes to Financial Statements (continued)

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Year ended September 30, 2023:
Shares sold	661,303	$20,332,297
Shares issued in reinvestment of dividends and distributions	224,105	6,848,640
Shares purchased	(1,932,768)	(68,255,844)
Net increase (decrease) in shares outstanding before conversion	(1,047,360)	(41,074,907)
Shares purchased upon conversion into other share class(es)	(481)	(15,871)
Net increase (decrease) in shares outstanding	(1,047,841)	$(41,090,778)

Class Z
Year ended September 30, 2024:
Shares sold	17,092,087	$1,107,801,204
Shares issued in reinvestment of dividends and distributions	3,281,810	185,619,154
Shares purchased	(17,958,062)	(1,152,058,409)
Net increase (decrease) in shares outstanding before conversion	2,415,835	141,361,949
Shares issued upon conversion from other share class(es)	236,527	15,357,463
Shares purchased upon conversion into other share class(es)	(331,706)	(22,279,687)
Net increase (decrease) in shares outstanding	2,320,656	$134,439,725

Year ended September 30, 2023:
Shares sold	11,971,624	$581,284,236
Shares issued in reinvestment of dividends and distributions	1,250,305	53,325,489
Shares purchased	(18,130,588)	(864,325,328)
Net increase (decrease) in shares outstanding before conversion	(4,908,659)	(229,715,603)
Shares issued upon conversion from other share class(es)	316,262	15,128,984
Shares purchased upon conversion into other share class(es)	(270,350)	(13,509,114)
Net increase (decrease) in shares outstanding	(4,862,747)	$(228,095,733)

Class R2
Year ended September 30, 2024:
Shares sold	25,720	$1,682,364
Shares issued in reinvestment of dividends and distributions	1,715	94,076
Shares purchased	(6,042)	(379,864)
Net increase (decrease) in shares outstanding	21,393	$1,396,576

Year ended September 30, 2023:
Shares sold	17,971	$907,809
Shares issued in reinvestment of dividends and distributions	2,635	109,679
Shares purchased	(106,036)	(4,971,735)
Net increase (decrease) in shares outstanding	(85,430)	$(3,954,247)

50

Jennison Growth (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended September 30, 2024:
Shares sold	27,411	$1,788,027
Shares issued in reinvestment of dividends and distributions	19,285	1,079,211
Shares purchased	(33,285)	(2,075,698)
Net increase (decrease) in shares outstanding	13,411	$791,540

Year ended September 30, 2023:
Shares sold	18,448	$890,718
Shares issued in reinvestment of dividends and distributions	6,953	294,128
Shares purchased	(127,491)	(5,803,545)
Net increase (decrease) in shares outstanding	(102,090)	$(4,618,699)

Class R6
Year ended September 30, 2024:
Shares sold	6,500,826	$416,694,834
Shares issued in reinvestment of dividends and distributions	1,558,286	88,806,699
Shares purchased	(7,108,239)	(459,468,398)
Net increase (decrease) in shares outstanding before conversion	950,873	46,033,135
Shares issued upon conversion from other share class(es)	264,231	17,978,321
Shares purchased upon conversion into other share class(es)	(1,168)	(82,305)
Net increase (decrease) in shares outstanding	1,213,936	$63,929,151

Year ended September 30, 2023:
Shares sold	10,082,656	$505,107,406
Shares issued in reinvestment of dividends and distributions	421,857	18,106,108
Shares purchased	(5,926,649)	(291,444,901)
Net increase (decrease) in shares outstanding before conversion	4,577,864	231,768,613
Shares issued upon conversion from other share class(es)	338,919	17,932,684
Shares purchased upon conversion into other share class(es)	(809)	(45,763)
Net increase (decrease) in shares outstanding	4,915,974	$249,655,534

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000

51

Notes to Financial Statements (continued)

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the year ended September 30, 2024. The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at September 30, 2024
Jennison Growth	$5,576,500	6.43%	18	$9,966,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Value	Jennison Growth
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	X
Growth Style	–	X
Increase in Expenses	X	X
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X

52

Market	X	X
Sector Exposure	X	X
Value Style	X	–

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

53

Notes to Financial Statements (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

54

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

55

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Prudential Investment Portfolios, Inc. and Shareholders of PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Focused Value Fund and PGIM Jennison Growth Fund (two of the funds constituting The Prudential Investment Portfolios, Inc., hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
November 21, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

56

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Focused Value Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Focused Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6 , 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

1	PGIM Jennison Focused Value Fund is a series of The Prudential Investment Portfolios, Inc.

PGIM Jennison Focused Value Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’

PGIM Jennison Focused Value Fund

Approval of Advisory Agreements (continued)

investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods, and underperformed over the remaining periods.
●

The Board noted that in December 2019, the Fund’s investment approach transitioned from blend to a focused large-cap value strategy and that the Fund’s benchmark changed from the S&P 500 Index to the Russell 1000 Value Index, and the Fund’s performance history prior to December 31, 2019 does not reflect its current investment strategy. In this regard, the Board noted that the Fund ranked in the second quartile for the one- and three-year periods.

●

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps annual fund operating expenses at 0.75% for Class Z shares and 0.75% for Class R6 shares through January 31, 2025.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause annual fund operating expenses to exceed 1.53% for Class R shares through January 31, 2025.

PGIM Jennison Focused Value Fund

Approval of Advisory Agreements (continued)

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Approval of Advisory Agreements

PGIM Jennison Growth Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify

[1]	PGIM Jennison Growth Fund is a series of The Prudential Investment Portfolios, Inc.

PGIM Jennison Growth Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, including investment research and security selection, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds, and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also

PGIM Jennison Growth Fund

Approval of Advisory Agreements (continued)

considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM

Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to evaluate performance, and the peer group, which was used to evaluate expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain

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circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- year period and underperformed over the remaining periods.
●

The Board considered PGIM Investments’ assertions that the Fund’s underperformance was primarily attributable to 2021 and 2022, and that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five- and 10-year performance versus peers and that performance had improved to the first quartile for the on-year period.

●

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 0.60% of average daily net assets for Class R6 shares through January 31, 2025.

●

The Board and PGIM Investments also agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees to the extent that such fees cause annual operating expenses to exceed 1.10% for Class R2 shares and 0.85% for Class R4 shares through January 31, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

PGIM Jennison Growth Fund

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 21, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024